    As filed with the Securities and Exchange Commission on December 30, 2004

                          File No. 333-02381/811-07589

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / X /
                                                                           ---

                         Pre-Effective Amendment No.                      /   /
                                                                           ---
                      Post-Effective Amendment No. 38                     / X /
                                                                           ---

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   / X /
                                                                           ---

                                Amendment No. 40                          / X /
                                                                           ---

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-4586

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                          Life Law - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:
                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

      ---   immediately upon filing pursuant to paragraph (b) of Rule 485

       X    on (January 1, 2005) pursuant to paragraph (b) of Rule 485
      ---

      ---   60 days after filing pursuant to paragraph (a)(1) of Rule 485

      ---   on (Date) pursuant to paragraph (a)(1) of Rule 485

      ---   75 days after filing pursuant to paragraph (a)(2) of Rule 485

      ---   on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

            This post-effective amendment designates a new effective date for a
      ---   previously filed post-effective amendment.

This post-effective amendment contains the prospectuses and statement of additional information relating to The Hartford Select MidCap Growth Fund, a new series of the registrant established by the Directors of the registrant at a meeting on July 28, 2004 (the "Fund"). The post-effective amendment contains two prospectuses (one applicable to Class A, Class B and Class C Shares and one applicable to Class Y Shares) and one statement of additional information (applicable to Class A, Class B, Class C and Class Y Shares) for the Fund. The registrant currently has thirty-five other series of shares each registered under the Securities Act of 1933 which are offered through other prospectuses and another statement of additional information not included in this post-effective amendment. This post-effective amendment is not intended to update or amend such other prospectuses or statement of additional information.

THE HARTFORD MUTUAL FUNDS

                               CLASS A, CLASS B AND CLASS C SHARES


                               PROSPECTUS


                               JANUARY 1, 2005



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND                   THE HARTFORD SELECT MIDCAP GROWTH FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------


A summary of the fund's goals,            The Hartford Select MidCap Growth Fund                                 2
principal strategies, main
risks, performance and
expenses

Description of other                      Investment strategies and investment matters                           4
investment strategies and
investment risks

Investment manager and                    Management of the fund                                                 9
management fee information

Information on your account               About your account                                                    12
                                          Choosing a share class                                                12
                                          How sales charges are calculated                                      12
                                          Sales charge reductions and waivers                                   13
                                          Opening an account                                                    15
                                          Buying shares                                                         17
                                          Selling shares                                                        19
                                          Transaction policies                                                  21
                                          Dividends and account policies                                        24
                                          Additional investor services                                          24

Further information on the                Financial highlights                                                  26
fund
                                          Privacy policy                                                        27
                                          For more information                                          back cover


THE HARTFORD MUTUAL FUNDS                                                      1

THE HARTFORD SELECT MIDCAP GROWTH FUND

--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Select MidCap Growth Fund (the "fund") seeks long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of June 30, 2004, the market capitalization of companies included in this index ranged from approximately $1.3 billion to $13.2 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.



The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is Hartford Investment Financial Services, LLC ("HIFSCO"). As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund:
Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.



Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation, and proven management expertise. In addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.



Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.



Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.


The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 2                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)  5.00%(5)   1.00%(6)
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.90%      0.90%      0.90%
   Distribution and service (12b-1) fees       0.25%(2)    1.00%      1.00%
   Other expenses(3)                            0.38%      0.38%      0.38%
   Total annual operating expenses(4)          1.53%(2)    2.28%      2.28%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."


(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.


(3) Estimated.


(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively. This policy may be discontinued at any time.


(5) Imposed on redemptions within 1 year of purchase. This fee is reduced incrementally over a 6 year period. See "About Your Account: How Sales Charges are Calculated."

(6) Imposed on redemptions within 1 year of purchase. See "About Your Account:
    How Sales Charges are Calculated."

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


                 EXPENSES (WITH REDEMPTION)                   CLASS A    CLASS B    CLASS C
   Year 1                                                     $  697     $  731      $331
   Year 3                                                     $1,007     $1,012      $712


You would pay the following expenses if you did not redeem your shares:


               EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                                     $  697      $231       $231
   Year 3                                                     $1,007      $712       $712


THE HARTFORD MUTUAL FUNDS                                                      3

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

IMPLEMENTATION OF PRINCIPAL INVESTMENT STRATEGIES



In implementing a mid-cap strategy for the fund, the Chartwell team of managers and analysts rely on both proprietary and non-proprietary sources of information for the investment decisions, including direct company contacts, unbiased primary information sources, such as suppliers and customers, as well as Wall Street research for basic company and industry information. Individual securities are evaluated using conservative valuation parameters, measured against their historical levels and relative to a peer universe. Among the valuation metrics utilized are price to earnings, earnings growth rates, ratio of price to earnings to growth, price to cash flow, return on equity, return on assets, return on investments, as well as quarterly earnings expectations and results.



In constructing portfolios of sound investments, Chartwell utilizes a continuous process of fundamental research, evaluation, portfolio construction and monitoring. The investment universe comprises 800 securities ranging in market capitalization between $1.5 billion and $10 billion with a median of approximately $3 billion. The portfolio managers initiate investment ideas opportunistically, when securities are attractively valued, yet concentrate holdings in companies best positioned for rapid growth. The portfolio typically comprises 50-60 names. Chartwell's mid-cap growth investment style lies between growth at a reasonable price and momentum investing.



In implementing a bottom-up investment process that seeks to identify high quality growth companies, the GSAM investment team conducts fundamental analysis of industry and company financials to determine the real worth of the business. In an effort to buy businesses poised for long-term growth, the research team focuses on companies with strong business franchises, favorable long-term prospects and exceptional management. In addition, analysts evaluate the strategic long-term growth capabilities of a business rather than short-term factors. The end result is a portfolio of high quality growth companies with relatively low turnover. The investment process begins with a universe of companies with market capitalizations ranging from $500 million to $13 billion. Investment ideas originate from internal investment group meetings, periodicals or through discussions with other companies under coverage. Companies are evaluated based on numerous investment criteria, namely dominant market shares, established brand names, pricing power, recurring revenue streams, free cash flow, high returns on invested capital, predictable and sustainable growth, long product life cycles, enduring competitive advantage, favorable demographics and excellent management. If the company meets the investment criteria, analysts create a financial model based on the balance sheet, income and cash flow statements and also calculate the company's total enterprise value. Analysts will also meet with management, competitors, customers and suppliers to assess the company's long-term fundamentals, business plan and current and future challenges. The portfolio ultimately consists of approximately 60-80 securities with a median market capitalization of $3 billion to $4 billion. Analysts concentrate on growth companies whose intrinsic business value is attractive relative to its stock price and is expected to increase over time. The expectation is that investing in a growth company at a discount provides a margin of safety and a potential for incremental return to the portfolio as the gap between the stock price and intrinsic value contracts. This is also a key component of GSAM's ability to manage risk over the long term. As it relates to risk management, GSAM employs a number of policies and procedures in portfolio construction, which include monitoring of sector, industry and stock exposures, and utilizes a variety of portfolio construction analysis tools.



In implementing a mid-cap growth strategy to identify and select growth companies, the Northern Capital investment team combines traditional fundamental research with competitive analysis to rank securities based on the level and sustainability of their earnings growth. The team then constructs the portfolio by purchasing securities where the market price does not fully reflect the company's underlying growth prospects. This disciplined process is intended to produce long-term results that exceed the returns of the overall market over a full market cycle. The mid-cap coverage universe initially comprises some 350 companies based on the following criteria: market capitalizations generally between $1 billion to $12 billion, historical earnings per share growth faster than the market, leaders within their respective industries and strong competitive position. Investment analysts construct proprietary earnings models and competitive advantage rankings based on information gathered from various company and industry sources. Analysts' growth assumptions and competitive advantage rankings are also used to develop terminal price/earnings models that reflect analysts' assumptions about the sustainability of each company's long-term earnings. The portfolio is constructed from 50-65 of the most attractive stocks (with a median market capitalization below $5 billion) based on expected returns and consistent with industry diversification constraints.


 4                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY



The investment strategies and investment risks described below outline the general strategies and attendant risks associated with investing in the fund. For a description of the specific strategies and risks of the fund, please see the sections entitled "Principal Investment Strategy" and "Main Risks" at the beginning of this prospectus.



The fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund, so be sure to read all risk disclosure.



The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the fund may invest but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.


RISKS ASSOCIATED WITH PRINCIPAL INVESTMENT STRATEGIES


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

FOREIGN INVESTMENTS The fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably

THE HARTFORD MUTUAL FUNDS                                                      5

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

RISKS ASSOCIATED WITH OTHER INVESTMENT STRATEGIES



USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES Although it is not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.



These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.



Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.


INVESTMENTS IN EMERGING MARKETS The Fund may invest in emerging markets, but not as part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES The fund may invest in securities of small capitalization companies, but not as part of its principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market

 6                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, the fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT THE FUND'S INVESTMENT GOAL


The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES



The fund is expected to have relatively high portfolio turnover. Short-term trading could produce higher brokerage expenses and transaction costs for the fund, and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.


TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which

THE HARTFORD MUTUAL FUNDS                                                      7

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS



The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).


 8                                                     THE HARTFORD MUTUAL FUNDS

                                                          MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

THE INVESTMENT MANAGER



HIFSCO is the investment manager to the fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $246.4 billion in assets as of September 30, 2004. At the same time, HIFSCO had over $22.8 billion in assets under management. HIFSCO is responsible for the management of the fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.



The fund relies on an exemptive order from the Securities and Exchange Commission under which it uses a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those shareholders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.



There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, it is possible that the SEC, the New York Attorney General's Office or other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it would not be expected to result in a material adverse effect on the fund.



In addition, the Hartford Mutual Funds have been served with five consolidated putative national class actions in which plaintiffs make "direct claims" on behalf of investors in these funds and "derivative claims" on behalf of the funds themselves. Plaintiffs allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers. The defendants in these cases include various Hartford entities, Wellington Management Company, LLP, the Hartford Mutual Funds, and the funds' boards of directors. This litigation is not expected to result in a material adverse effect on the fund.


THE INVESTMENT SUB-ADVISERS



Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of September 30, 2004, Chartwell managed over $5.7 billion in assets for over 200 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.



Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of September 30, 2004, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., had assets under management of


THE HARTFORD MUTUAL FUNDS                                                      9

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------


approximately $381.9 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.



Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of September 30, 2004, Northern Capital had investment management authority over $1.2 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.


MANAGEMENT FEES


The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.90%
Next $500 million                          0.85%
Amount over $1 billion                     0.80%


Because the fund did not commence operations until January 1, 2005, information is not available regarding fees paid by the fund to HIFSCO.



A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the fund is currently available in the fund's SAI and will be available in the fund's semi-annual report to shareholders covering the period ending April 30, 2005.


PORTFOLIO MANAGERS OF THE FUND


The following persons have had primary responsibility for the day-to-day management of the fund since its commencement of operations.


CHARTWELL INVESTMENT PARTNERS, L.P. The fund is co-managed by Edward N. Antoian and Mark J. Cunneen.



Edward N. Antoian, Managing Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Antoian joined Chartwell in 1997 and has been the co-portfolio manager for Chartwell's Small Cap Growth and Mid Cap Growth Products where he is responsible for securities analysis in the Consumer, Healthcare & Services sectors. From 1984 to 1997, he was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds.



Mark J. Cunneen, Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Cunneen joined Chartwell in 2003 as Partner and Senior Portfolio Manager for the Mid Cap Growth Product where he is responsible for securities analysis in the Consumer Sector. Prior to joining Chartwell, he was a Managing Partner and Portfolio Manager at Churchfield Capital, where he founded and managed long/short equity hedge funds from 2002 to 2003. From 2000 to 2002, Mr. Cunneen was employed by J & W Seligman as a Portfolio Manager and was head of the Small Cap Growth Product.


GOLDMAN SACHS ASSET MANAGEMENT, L.P. The fund is managed by a team of investment professionals led by Co-Chief Investment Officers Herbert E. Ehlers, David G. Shell, Steven M. Barry and Gregory H. Ekizian.


Herbert E. Ehlers, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ehlers joined GSAM as a senior portfolio manager and Chief Investment Officer of the Growth Team in 1997.



David G. Shell, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Shell joined GSAM as a portfolio manager in 1997.



Steven M. Barry, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Barry joined GSAM as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.



Gregory H. Ekizian, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ekizian joined GSAM as portfolio manager and Co-Chair of the Growth Investment Committee in 1997.


NORTHERN CAPITAL MANAGEMENT, LLC The fund is co-managed by Daniel T. Murphy and Brian A. Hellmer.


Daniel T. Murphy, President and Chief Investment Officer at Northern Capital, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Murphy joined Northern Capital in 1995 and has been President and Chief Investment Officer at Northern Capital during the past five years. He heads the investment management group, where he is responsible for all aspects of portfolio


 10                                                    THE HARTFORD MUTUAL FUNDS

                                                          MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------


management. He is also Chairman of Northern Capital's Investment Committee, where he participates in the firm's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's internal valuation modeling. Mr. Murphy also conducts primary research and stock selection activities for various industry groups.



Brian A. Hellmer, Senior Vice President and Director of Research at Northern Capital, has served as a co-portfolio manager of the fund since its inception
(2005). Mr. Hellmer joined Northern Capital in 1996 and has been Director of Research at Northern Capital during the past five years. He manages investment analysts and traders, and has portfolio management responsibility for all client accounts. He is also a member of Northern Capital's Investment Committee, where he participates in the firm's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation efforts.


THE HARTFORD MUTUAL FUNDS                                                     11

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $250,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C



- No front-end sales charge; all your money goes to work for you right away.


- Distribution and service (12b-1) fees of 1.00%.

- A 1% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the fund are listed below. The offering price includes the front-end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the

 12                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

shares being sold, whichever is less. The CDSCs are as follows:

                YEARS AFTER
                 PURCHASE                    CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

                YEARS AFTER
                 PURCHASE                    CDSC
1st year                                     1.00%
After 1 year                                  None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, the fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.


Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the fund to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the fund to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.


Although the fund does not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the fund's shares through that broker. This transaction fee is separate from any sales charge that the fund may apply.


SALES CHARGE REDUCTIONS AND WAIVERS




REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the fund to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the fund's transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.


The first three ways can be combined in any manner:


- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. The fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Acceptance of the purchase order is subject to confirmation of qualification. The rights


THE HARTFORD MUTUAL FUNDS                                                     13

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


  of accumulation may be amended or terminated at any time as to subsequent purchases.



- LETTER OF INTENT -- lets you purchase Class A shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of any fund of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.


- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of the fund, you may reinvest some or all of the proceeds in the same share class of any of the Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the fund,


- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the fund, The Hartford, the transfer agent, and their affiliates,


- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSC indicated above also may be waived where the distributor does not compensate the broker for the sale.


The fund makes available free of charge, on the fund's website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The fund's website includes hyperlinks that facilitate access to this information.


ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the fund's shares ("Additional Payments") based on a number of factors described in the fund's SAI. This additional compensation is not paid directly by you.


With the exception of certain compensation arrangements specifically discussed in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the fund attributable to a particular Financial Intermediary, on sales of the fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the fund attributable to a particular Financial Intermediary. Please refer to the SAI for a listing of Financial Intermediaries to whom the distributor makes such Additional Payments. Separate Additional Payments may also be made in connection with the sale and distribution of the fund's shares in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail in the SAI. These Negotiated Additional Amounts paid to Financial Intermediaries in connection with the sale and distribution of the fund's shares may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor. Because the fund did not commence operations until January 1, 2005, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by the distributor or its affiliates to Financial Intermediaries.


OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: when you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If the fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.


                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                     15

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, the fund offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for the fund is as follows:

     - non-retirement accounts: $1,000

     - retirement accounts: $1,000


     - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in the fund


     - subsequent investments: $50

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.


                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 16                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES




 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  (COMPUTER     - Go to www.hartfordinvestor.com
  GRAPHIC)      - Under Client Account Access, click on Hartford Mutual
                  Funds, and enter your User ID (SSN) and PIN. First time
                  users will need to create a PIN, by clicking on the
                  Create/Reset PIN link.
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - Select "Work with Fund" on the fund you want to purchase shares in.
                - First time users will need to select the Add Bank
                  Instructions function to setup their bank information
                  online.
                - Once bank instructions have been established, select the purchase shares function and enter the purchase
                  information.
                - After you submit your successful purchase request a
                  purchase acknowledgement will be displayed.
                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                MUTUAL FUND
                - After logging into your accounts at
                  www.hartfordinvestor.com, select "Work with Fund" on one
                  of the funds you will be exchanging between.
                - Select the Exchange Shares function and follow the
                  instructions on the Exchange Request screen.
                - On the verification page, check the box explaining that
                  you have read, understand and accept the terms and
                  conditions of the prospectus, and click submit.
                - After you submit your successful exchange request an
                  exchange acknowledgement will be displayed.
                Note:  The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new
                      account in the Appreciation Fund is $10,000.
 ON THE PHONE
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  [PHONE        ACCOUNT
  GRAPHIC]      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - Call The Hartford at the number below to verify that your bank or credit union information is set up. If not
                  currently set up, you will be asked to provide bank
                  instructions in writing or by fax.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                  exchange.
                Note:  The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new
                      account in the Appreciation Fund is $10,000.
 IN WRITING WITH CHECK
                - Make out a check for the investment amount, payable to
  [CHECK          "The Hartford Mutual Funds."
  GRAPHIC]      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                     17

BUYING SHARES



 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  [ARROW          share class, account number, the name(s) in which the
  GRAPHIC]        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                Note:  The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new
                      account in the Appreciation Fund is $10,000.



 BY WIRE
                - Instruct your bank to wire the amount of your investment
  [BANK           to:
  GRAPHIC]          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)

Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 18                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES




 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $15) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BANK           Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account. Wire
                  transfers may be requested for a nominal fee (currently
                  $25) which will be deducted from redemption proceeds.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service. Wire transfers may be requested for a nominal fee
                  (currently $25) which will be deducted from redemption
                  proceeds.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.
 ON THE WEB
                - Log into your account(s) by using Client Account
  [COMPUTER     - Access at www.hartfordinvestor.com
  GRAPHIC]      - On the Portfolio Summary page, find the fund you want to redeem from and select "Work with Fund"
                - On the Fund Detail page, select either the "Redeem Shares"
                  or "Exchange Shares" function, and click "Go"
                - Complete the Redemption or Exchange Request, and click on
                  "Continue".
                - Verify the transaction information and click on "Submit"
                * Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e. SEP, SIMPLE
                  and 403B plans), you will not be allowed to enter a
                  redemption request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services".



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                     19

SELLING SHARES IN WRITING



 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


   ADDRESS:                            PHONE NUMBER:
 THE HARTFORD                    1-888-THE-STAG (843-7824)
  MUTUAL FUNDS
P.O. BOX 64387        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
 ST. PAUL, MN          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.
   55164-0387


 20                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.


The fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund's Board of Directors. Market prices may be deemed unreliable, for example, if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults;
(ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; and (iv) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the fund uses a fair value pricing service approved by the fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.


BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS



The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the fund in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

THE HARTFORD MUTUAL FUNDS                                                     21

TRANSACTION POLICIES
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of the fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The fund reserves the right to amend or terminate the exchange privilege at any time, for any reason.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES



The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of the fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force the fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute the fund's NAV for long-term shareholders.



If you intend to trade frequently or use market timing investment strategies, you should not purchase this fund.



The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The fund may, in certain circumstances, reverse a transaction determined to be abusive. The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the fund may consider an investor's trading history in any Hartford Mutual Fund, including the person's trading history in any accounts under a person's common ownership or control.



It is the policy of the fund to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction is effected within a 90-day period, the person effecting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the fund's transfer agent shall terminate the registered representative's exchange privileges in the fund. Automatic programs offered by the fund such as dollar cost averaging and dividend diversification are exempt from the policy described above.



The fund's policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the fund. Because the fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the fund will use its best efforts to obtain the


 22                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the fund's transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the fund's policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the fund's ability to identify and deter frequent purchases and redemptions of the fund's shares through omnibus accounts is limited, and the fund's success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.



The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the fund's fair value procedures, please refer to "Valuation of Shares."


CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, the fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

THE HARTFORD MUTUAL FUNDS                                                     23

TRANSACTION POLICIES
--------------------------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually


Every year you should also receive, if applicable, a Form 1099 tax information statement.


If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.


DIVIDENDS AND DISTRIBUTIONS The fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from net investment income of the fund are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from the fund are automatically reinvested in additional full or fractional shares of the fund.



If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.


TAXABILITY OF DIVIDENDS Dividends and distributions you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

The fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in the fund's gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from the fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from the fund to the same class of shares of another of the Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by the fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the fund's records. The consolidation of these mailings, called householding, benefits the fund through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     25

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Because the fund did not commence operations until January 1, 2005, no financial highlight information is available for the fund.


 26                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

THE HARTFORD MUTUAL FUNDS                                                     27

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.




This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:


American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


 28                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS



Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the auditor's report. Because the fund did not commence operations until January 1, 2005, the fund has not yet delivered an annual or semi-annual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the fund.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.


The fund makes available this prospectus and its SAI free of charge, on the fund's website at www.hartfordinvestor.com. The fund will make available its annual/semi-annual reports free of charge on the fund's website when such reports become available.


To request a free copy of the current SAI or for shareholder inquiries or other information about the fund, please contact the fund at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD
MUTUAL FUNDS

                               CLASS A, CLASS B AND CLASS C SHARES


                               PROSPECTUS
                               JANUARY 1, 2005





AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.                    THE HARTFORD SELECT MIDCAP GROWTH FUND


                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------


A summary of the fund's goals,            The Hartford Select MidCap Growth Fund                                 2
principal strategies, main
risks, performance and
expenses

Description of other                      Investment strategies and investment matters                           5
investment strategies and
investment risks

Investment manager and                    Management of the fund                                                11
management fee information

Information on your account               About your account                                                    14
                                          Choosing a share class                                                14
                                          How sales charges are calculated                                      14
                                          Sales charge reductions and waivers                                   15
                                          Opening an account                                                    18
                                          Buying shares                                                         20
                                          Selling shares                                                        22
                                          Transaction policies                                                  25
                                          Dividends and account policies                                        28
                                          Additional investor services                                          29

Further information on the                Financial highlights                                                  31
fund
                                          Privacy policy                                                        32
                                          For more information                                          back cover


THE HARTFORD MUTUAL FUNDS                                                      1

THE HARTFORD SELECT MIDCAP GROWTH FUND

--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Select MidCap Growth Fund (the "fund") seeks long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of June 30, 2004, the market capitalization of companies included in this index ranged from approximately $1.3 billion to $13.2 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.



The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is Hartford Investment Financial Services, LLC ("HIFSCO"). As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund:
Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.



Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation, and proven management expertise. In addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.



Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.



Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.


--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on

 2                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND

--------------------------------------------------------------------------------

companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.


The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.


The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      3

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)  5.00%(5)   1.00%(6)
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.90%      0.90%      0.90%
   Distribution and service (12b-1) fees       0.25%(2)    1.00%      1.00%
   Other expenses(3)                            0.38%      0.38%      0.38%
   Total annual operating expenses(4)          1.53%(2)    2.28%      2.28%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."


(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.


(3) Estimated.


(4) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively. This policy may be discontinued at any time.


(5) Imposed on redemptions within 1 year of purchase. This fee is reduced incrementally over a 6 year period. See "About Your Account: How Sales Charges are Calculated."

(6) Imposed on redemptions within 1 year of purchase. See "About Your Account:
    How Sales Charges are Calculated."

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:


                 EXPENSES (WITH REDEMPTION)                   CLASS A    CLASS B    CLASS C
   Year 1                                                     $  697     $  731      $331
   Year 3                                                     $1,007     $1,012      $712


You would pay the following expenses if you did not redeem your shares:


               EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                                     $  697      $231       $231
   Year 3                                                     $1,007      $712       $712


 4                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

IMPLEMENTATION OF PRINCIPAL INVESTMENT STRATEGIES



In implementing a mid-cap strategy for the fund, the Chartwell team of managers and analysts rely on both proprietary and non-proprietary sources of information for the investment decisions, including direct company contacts, unbiased primary information sources, such as suppliers and customers, as well as Wall Street research for basic company and industry information. Individual securities are evaluated using conservative valuation parameters, measured against their historical levels and relative to a peer universe. Among the valuation metrics utilized are price to earnings, earnings growth rates, ratio of price to earnings to growth, price to cash flow, return on equity, return on assets, return on investments, as well as quarterly earnings expectations and results.



In constructing portfolios of sound investments, Chartwell utilizes a continuous process of fundamental research, evaluation, portfolio construction and monitoring. The investment universe comprises 800 securities ranging in market capitalization between $1.5 billion and $10 billion with a median of approximately $3 billion. The portfolio managers initiate investment ideas opportunistically, when securities are attractively valued, yet concentrate holdings in companies best positioned for rapid growth. The portfolio typically comprises 50-60 names. Chartwell's mid-cap growth investment style lies between growth at a reasonable price and momentum investing.



In implementing a bottom-up investment process that seeks to identify high quality growth companies, the GSAM investment team conducts fundamental analysis of industry and company financials to determine the real worth of the business. In an effort to buy businesses poised for long-term growth, the research team focuses on companies with strong business franchises, favorable long-term prospects and exceptional management. In addition, analysts evaluate the strategic long-term growth capabilities of a business rather than short-term factors. The end result is a portfolio of high quality growth companies with relatively low turnover. The investment process begins with a universe of companies with market capitalizations ranging from $500 million to $13 billion. Investment ideas originate from internal investment group meetings, periodicals or through discussions with other companies under coverage. Companies are evaluated based on numerous investment criteria, namely dominant market shares, established brand names, pricing power, recurring revenue streams, free cash flow, high returns on invested capital, predictable and sustainable growth, long product life cycles, enduring competitive advantage, favorable demographics and excellent management. If the company meets the investment criteria, analysts create a financial model based on the balance sheet, income and cash flow statements and also calculate the company's total enterprise value. Analysts will also meet with management, competitors, customers and suppliers to assess the company's long-term fundamentals, business plan and current and future challenges. The portfolio ultimately consists of approximately 60-80 securities with a median market capitalization of $3 billion to $4 billion. Analysts concentrate on growth companies whose intrinsic business value is attractive relative to its stock price and is expected to increase over time. The expectation is that investing in a growth company at a discount provides a margin of safety and a potential for incremental return to the portfolio as the gap between the stock price and intrinsic value contracts. This is also a key component of GSAM's ability to manage risk over the long term. As it relates to risk management, GSAM employs a number of policies and procedures in portfolio construction, which include monitoring of sector, industry and stock exposures, and utilizes a variety of portfolio construction analysis tools.



In implementing a mid-cap growth strategy to identify and select growth companies, the Northern Capital investment team combines traditional fundamental research with competitive


THE HARTFORD MUTUAL FUNDS                                                      5

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


analysis to rank securities based on the level and sustainability of their earnings growth. The team then constructs the portfolio by purchasing securities where the market price does not fully reflect the company's underlying growth prospects. This disciplined process is intended to produce long-term results that exceed the returns of the overall market over a full market cycle. The mid-cap coverage universe initially comprises some 350 companies based on the following criteria: market capitalizations generally between $1 billion to $12 billion, historical earnings per share growth faster than the market, leaders within their respective industries and strong competitive position. Investment analysts construct proprietary earnings models and competitive advantage rankings based on information gathered from various company and industry sources. Analysts' growth assumptions and competitive advantage rankings are also used to develop terminal price/earnings models that reflect analysts' assumptions about the sustainability of each company's long-term earnings. The portfolio is constructed from 50-65 of the most attractive stocks (with a median market capitalization below $5 billion) based on expected returns and consistent with industry diversification constraints.


INVESTMENT RISKS GENERALLY



The investment strategies and investment risks described below outline the general strategies and attendant risks associated with investing in the fund. For a description of the specific strategies and risks of the fund, please see the sections entitled "Principal Investment Strategy" and "Main Risks" at the beginning of this prospectus.



The fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund, so be sure to read all risk disclosure.



The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the fund may invest but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.


RISKS ASSOCIATED WITH PRINCIPAL INVESTMENT STRATEGIES


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the

 6                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

benefit of upswings and limit its ability to meet its investment objective.

FOREIGN INVESTMENTS The fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

RISKS ASSOCIATED WITH OTHER INVESTMENT STRATEGIES



USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES Although it is not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.



These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.



Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the


THE HARTFORD MUTUAL FUNDS                                                      7

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.


INVESTMENTS IN EMERGING MARKETS The Fund may invest in emerging markets, but not as part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES The fund may invest in securities of small capitalization companies, but not as part of its principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of

 8                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

  SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, the fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT THE FUND'S INVESTMENT GOAL


The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES



The fund is expected to have relatively high portfolio turnover. Short-term trading could produce higher brokerage expenses and transaction costs for the fund, and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.


TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign

THE HARTFORD MUTUAL FUNDS                                                      9

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS



The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).


 10                                                    THE HARTFORD MUTUAL FUNDS

                                                          MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

THE INVESTMENT MANAGER



HIFSCO is the investment manager to the fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $246.4 billion in assets as of September 30, 2004. At the same time, HIFSCO had over $22.8 billion in assets under management. HIFSCO is responsible for the management of the fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.



The fund relies on an exemptive order from the Securities and Exchange Commission under which it uses a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those shareholders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.



There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, it is possible that the SEC, the New York Attorney General's Office or other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it would not be expected to result in a material adverse effect on the fund.



In addition, the Hartford Mutual Funds have been served with five consolidated putative national class actions in which plaintiffs make "direct claims" on behalf of investors in these funds and "derivative claims" on behalf of the funds themselves. Plaintiffs allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers. The defendants in these cases include various Hartford entities, Wellington Management Company, LLP, the Hartford Mutual Funds, and the funds' boards of directors. This litigation is not expected to result in a material adverse effect on the fund.


THE HARTFORD MUTUAL FUNDS                                                     11

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

THE INVESTMENT SUB-ADVISERS



Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of September 30, 2004, Chartwell managed over $5.7 billion in assets for over 200 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.



Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of September 30, 2004, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., had assets under management of approximately $381.9 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.



Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of September 30, 2004, Northern Capital had investment management authority over $1.2 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.


MANAGEMENT FEES


The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $500 million                       0.90%
Next $500 million                        0.85%
Amount over $1 billion                   0.80%


Because the fund did not commence operations until January 1, 2005, information is not available regarding fees paid by the fund to HIFSCO.



A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the fund is currently available in the fund's SAI and will be available in the fund's semi-annual report to shareholders covering the period ending April 30, 2005.


PORTFOLIO MANAGERS OF THE FUND


The following persons have had primary responsibility for the day-to-day management of the fund since its commencement of operations.


CHARTWELL INVESTMENT PARTNERS, L.P. The fund is co-managed by Edward N. Antoian and Mark J. Cunneen.



Edward N. Antoian, Managing Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Antoian joined Chartwell in 1997 and has been the co-portfolio manager for Chartwell's Small Cap Growth and Mid Cap Growth Products where he is responsible for securities analysis in the Consumer, Healthcare & Services sectors. From 1984 to 1997, he was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds.



Mark J. Cunneen, Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Cunneen joined Chartwell in 2003 as Partner and Senior Portfolio Manager for the Mid Cap Growth Product where he is responsible for securities analysis in the Consumer Sector. Prior to joining Chartwell, he was a Managing Partner and Portfolio Manager at Churchfield Capital, where he founded and managed long/short equity hedge funds from 2002 to 2003. From 2000 to 2002, Mr. Cunneen was employed by J & W Seligman as


 12                                                    THE HARTFORD MUTUAL FUNDS

                                                          MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------


a Portfolio Manager and was head of the Small Cap Growth Product.


GOLDMAN SACHS ASSET MANAGEMENT, L.P. The fund is managed by a team of investment professionals led by Co-Chief Investment Officers Herbert E. Ehlers, David G. Shell, Steven M. Barry and Gregory H. Ekizian.


Herbert E. Ehlers, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ehlers joined GSAM as a senior portfolio manager and Chief Investment Officer of the Growth Team in 1997.



David G. Shell, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Shell joined GSAM as a portfolio manager in 1997.



Steven M. Barry, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Barry joined GSAM as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.



Gregory H. Ekizian, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ekizian joined GSAM as portfolio manager and Co-Chair of the Growth Investment Committee in 1997.


NORTHERN CAPITAL MANAGEMENT, LLC The fund is co-managed by Daniel T. Murphy and Brian A. Hellmer.


Daniel T. Murphy, President and Chief Investment Officer at Northern Capital, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Murphy joined Northern Capital in 1995 and has been President and Chief Investment Officer at Northern Capital during the past five years. He heads the investment management group, where he is responsible for all aspects of portfolio management. He is also Chairman of Northern Capital's Investment Committee, where he participates in the firm's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's internal valuation modeling. Mr. Murphy also conducts primary research and stock selection activities for various industry groups.



Brian A. Hellmer, Senior Vice President and Director of Research at Northern Capital, has served as a co-portfolio manager of the fund since its inception
(2005). Mr. Hellmer joined Northern Capital in 1996 and has been Director of Research at Northern Capital during the past five years. He manages investment analysts and traders, and has portfolio management responsibility for all client accounts. He is also a member of Northern Capital's Investment Committee, where he participates in the firm's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation efforts.


THE HARTFORD MUTUAL FUNDS                                                     13

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $250,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.
CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".
- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C



- No front-end sales charge; all your money goes to work for you right away.


- Distribution and service (12b-1) fees of 1.00%.

- A 1% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the fund are listed below. The offering price includes the front-end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last five categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

               YEARS AFTER
                PURCHASE                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, the fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.


Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the fund to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the fund to sell the Class B and Class C shares without a sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.


Although the fund does not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the fund's shares through that broker. This transaction fee is separate from any sales charge that the fund may apply.


SALES CHARGE REDUCTIONS AND WAIVERS




REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the fund to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the fund's transfer agent, that you


THE HARTFORD MUTUAL FUNDS                                                     15

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


are eligible for these breakpoints every time you have a qualifying transaction.


The first three ways can be combined in any manner:


- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the Hartford Mutual Funds (including The Hartford Money Market Fund, which, like the other Hartford Mutual Funds not discussed herein, is offered through a separate prospectus) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. The fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.



- LETTER OF INTENT -- lets you purchase Class A shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of any fund of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed


 16                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


  shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824.


- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of the fund, you may reinvest some or all of the proceeds in the same share class of any of the Hartford Mutual Funds within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the fund,


- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the fund, The Hartford, the transfer agent, and their affiliates,


- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSC indicated above also may be waived where the distributor does not compensate the broker for the sale.


The fund makes available free of charge, on the fund's website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The fund's website includes hyperlinks that facilitate access to this information.


ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the

THE HARTFORD MUTUAL FUNDS                                                     17

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the fund's shares ("Additional Payments") based on a number of factors described in the fund's SAI. This additional compensation is not paid directly by you.


With the exception of certain compensation arrangements specifically discussed in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the fund attributable to a particular Financial Intermediary, on sales of the fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the fund attributable to a particular Financial Intermediary. Please refer to the SAI for a listing of Financial Intermediaries to whom the distributor makes such Additional Payments. Separate Additional Payments may also be made in connection with the sale and distribution of the fund's shares in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail in the SAI. These Negotiated Additional Amounts paid to Financial Intermediaries in connection with the sale and distribution of the fund's shares may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor. Because the fund did not commence operations until January 1, 2005, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by the distributor or its affiliates to Financial Intermediaries.


OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: when you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If the fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available


                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
               P.O. BOX 9140
         MINNEAPOLIS, MN 55480-9140                  OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                                         PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.


 18                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

or may differ in such circumstances. In addition, the fund offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for the fund is as follows:

     - non-retirement accounts: $1,000

     - retirement accounts: $1,000


     - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in the fund


     - subsequent investments: $50

Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of The Hartford, and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.


                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
               P.O. BOX 9140
         MINNEAPOLIS, MN 55480-9140                  OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                                         PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                     19

BUYING SHARES




 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [COMPUTER     - Go to www.hartfordinvestor.com
  GRAPHIC]      - Under Client Account Access, click on Hartford Mutual
                  Funds, and enter your User ID (SSN) and PIN. First time
                  users will need to create a PIN, by clicking on the
                  Create/Reset PIN link.
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - Select "Work with Fund" on the fund you want to purchase shares in.
                - First time users will need to select the Add Bank
                  Instructions function to setup their bank information
                  online.
                - Once bank instructions have been established, select the purchase shares function and enter the purchase
                  information.
                - After you submit your successful purchase request a
                  purchase acknowledgement will be displayed.
                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                MUTUAL FUND
                - After logging into your accounts at
                  www.hartfordinvestor.com, select "Work with Fund" on one
                  of the funds you will be exchanging between.
                - Select the Exchange Shares function and follow the
                  instructions on the Exchange Request screen.
                - On the verification page, check the box explaining that
                  you have read, understand and accept the terms and
                  conditions of the prospectus, and click submit.
                - After you submit your successful exchange request an
                  exchange acknowledgement will be displayed.
                Note:  The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new
                      account in the Appreciation Fund is $10,000.
 ON THE PHONE
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  [PHONE        ACCOUNT
  GRAPHIC]      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - Call The Hartford at the number below to verify that your bank or credit union information is set up. If not
                  currently set up, you will be asked to provide bank
                  instructions in writing or by fax.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                  exchange.
                Note:  The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new
                      account in the Appreciation Fund is $10,000.

   ADDRESS:                            PHONE NUMBER:
 THE HARTFORD                    1-888-THE-STAG (843-7824)
  MUTUAL FUNDS
P.O. BOX 9140         OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
 MINNEAPOLIS,          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.
       MN
   55480-9140


 20                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES



 IN WRITING WITH CHECK
                - Make out a check for the investment amount, payable to
  [CHECK          "The Hartford Mutual Funds."
  GRAPHIC]      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.



 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  [ARROW          share class, account number, the name(s) in which the
  GRAPHIC]        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                Note:  The minimum amount when exchanging into a new fund is
                      $1,000 per fund, except for the Capital Appreciation
                      Fund. The minimum amount when exchanging into a new
                      account in the Appreciation Fund is $10,000.



 BY WIRE
                - Instruct your bank to wire the amount of your investment
  [BANK           to:
  GRAPHIC]          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)

Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.



                    ADDRESS:                                           PHONE NUMBER:
            THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
                  P.O. BOX 9140
           MINNEAPOLIS, MN 55480-9140                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                      ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                     21

SELLING SHARES




 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $15) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BANK           Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account. Wire
                  transfers may be requested for a nominal fee (currently
                  $25) which will be deducted from redemption proceeds.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service. Wire transfers may be requested for a nominal fee
                  (currently $25) which will be deducted from redemption
                  proceeds.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

   ADDRESS:                            PHONE NUMBER:
 THE HARTFORD                    1-888-THE-STAG (843-7824)
  MUTUAL FUNDS
P.O. BOX 64387        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
 ST. PAUL, MN          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.
   55164-0387


 22                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES



 ON THE WEB
                - Log into your account(s) by using Client Account
  [COMPUTER     - Access at www.hartfordinvestor.com
  GRAPHIC]      - On the Portfolio Summary page, find the fund you want to redeem from and select "Work with Fund"
                - On the Fund Detail page, select either the "Redeem Shares"
                  or "Exchange Shares" function, and click "Go"
                - Complete the Redemption or Exchange Request, and click on
                  "Continue".
                - Verify the transaction information and click on "Submit"
                * Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e. SEP, SIMPLE
                  and 403B plans), you will not be allowed to enter a
                  redemption request for these types of accounts online.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services".



                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387
           ST. PAUL, MN 55164-0387                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                                       PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                     23

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction.
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Copy of death certificate.
                - Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.


                  ADDRESS:                                          PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                            1-888-THE-STAG (843-7824)
               P.O. BOX 64387
          ST. PAUL, MN 55164-0387                    OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
                                                                         PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                     ASSISTANCE.


 24                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.


The fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund's Board of Directors. Market prices may be deemed unreliable, for example, if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults;
(ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; and (iv) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the fund uses a fair value pricing service approved by the fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.


BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS



The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.


THE HARTFORD MUTUAL FUNDS                                                     25

TRANSACTION POLICIES
--------------------------------------------------------------------------------

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the fund in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES


You may exchange shares of the fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The fund reserves the right to amend or terminate the exchange privilege at any time, for any reason.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES



The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of the fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force the fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute the fund's NAV for long-term shareholders.



If you intend to trade frequently or use market timing investment strategies, you should not purchase this fund.



The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The fund reserves the right to reject any purchase order at


 26                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


any time and for any reason, without prior written notice. The fund may, in certain circumstances, reverse a transaction determined to be abusive. The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the fund may consider an investor's trading history in any Hartford Mutual Fund, including the person's trading history in any accounts under a person's common ownership or control.



It is the policy of the fund to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction is effected within a 90-day period, the person effecting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the fund's transfer agent shall terminate the registered representative's exchange privileges in the fund. Automatic programs offered by the fund such as dollar cost averaging and dividend diversification are exempt from the policy described above.



The fund's policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the fund. Because the fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the fund will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the fund's transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the fund's policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the fund's ability to identify and deter frequent purchases and redemptions of the fund's shares through omnibus accounts is limited, and the fund's success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.



The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The fund's pricing procedures, particularly those procedures governing the determination of the


THE HARTFORD MUTUAL FUNDS                                                     27

TRANSACTION POLICIES
--------------------------------------------------------------------------------


"fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the fund's fair value procedures, please refer to "Valuation of Shares."


CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, the fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually


Every year you should also receive, if applicable, a Form 1099 tax information statement.


 28                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.


DIVIDENDS AND DISTRIBUTIONS The fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from net investment income of the fund are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from the fund are automatically reinvested in additional full or fractional shares of the fund.



If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.


TAXABILITY OF DIVIDENDS Dividends and distributions you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

The fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in the fund's gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from the fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 or as much as

THE HARTFORD MUTUAL FUNDS                                                     29

TRANSACTION POLICIES
--------------------------------------------------------------------------------

$50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($50 minimum) for your first investment amount payable to "The Hartford Mutual Funds." Deliver your check and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from the fund to the same class of shares of another of the Hartford Mutual Funds. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $50 or more.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by the fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee will be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the fund's records. The consolidation of these mailings, called householding, benefits the fund through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Because the fund did not commence operations until January 1, 2005, no financial highlight information is available for the fund.


THE HARTFORD MUTUAL FUNDS                                                     31

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.


To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

 32                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                     33

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)


This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:



American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


 34                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS



Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the auditor's report. Because the fund did not commence operations until January 1, 2005, the fund has not yet delivered an annual or semi-annual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the fund.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.


The fund makes available this prospectus and its SAI free of charge, on the fund's website at www.hartfordinvestor.com. The fund will make available its annual/semi-annual reports free of charge on the fund's website when such reports become available.


To request a free copy of the current SAI or for shareholder inquiries or other information about the fund, please contact the fund at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

THE HARTFORD MUTUAL FUNDS

                               CLASS Y SHARES

                               PROSPECTUS

                               JANUARY 1, 2005


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND                   THE HARTFORD SELECT MIDCAP GROWTH FUND
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               THE HARTFORD MUTUAL FUNDS
                               P.O. BOX 64387
                               ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------


A summary of the fund's goals,            The Hartford Select MidCap Growth Fund                                 2
principal strategies, main
risks, performance and
expenses

Description of other                      Investment strategies and investment matters                           4
investment strategies and
investment risks

Investment manager and                    Management of the fund                                                 9
management fee information

Information on your account               About your account                                                    12
                                          Class Y share investor requirements                                   12
                                          Compensation to broker-dealers, financial institutions and
                                          other persons                                                         12
                                          Opening an account                                                    12
                                          Buying shares                                                         13
                                          Selling shares                                                        14
                                          Transaction policies                                                  16
                                          Dividends and account policies                                        18
                                          Additional investor services                                          19

Further information on the                Financial highlights                                                  20
fund
                                          Privacy policy                                                        21
                                          For more information                                          back cover


THE HARTFORD MUTUAL FUNDS                                                      1

THE HARTFORD SELECT MIDCAP GROWTH FUND

--------------------------------------------------------------------------------


INVESTMENT GOAL. The Hartford Select MidCap Growth Fund (the "fund") seeks long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of June 30, 2004, the market capitalization of companies included in this index ranged from approximately $1.3 billion to $13.2 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.



The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is Hartford Investment Financial Services, LLC ("HIFSCO"). As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund:
Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments.



Chartwell Investment Partners, L.P.'s ("Chartwell") mid-cap strategy focuses on finding companies that demonstrate strong increases in earnings per share. The portfolio managers and analysts search for three key elements in each targeted investment: consistent, long-term growth, regardless of economic growth, sound economic foundation, and proven management expertise. In addition, the investment team concentrates on identifying a stable operating environment as perceived through superior business practices, predictable regulatory environments and conservative accounting practices.



Goldman Sachs Asset Management, L.P. ("GSAM") employs a bottom-up investment process that seeks to identify high quality growth companies whose stock price will appreciate as a result of the above average growth in the underlying business. GSAM invests as if it were acquiring the business, rather than investing in the stock. Therefore, analysts spend considerable time evaluating the drivers of long-term growth and profitability for each company.



Northern Capital Management, LLC's ("Northern Capital") mid-cap growth process focuses on bottom-up fundamental research to identify and select growth companies that have significant return potential. The securities in the portfolio can be commonly characterized as growth companies that are market leaders with strong competitive positions.


--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.



Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.



Each sub-adviser's investment strategy will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.



The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.



The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.


 2                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD SELECT MIDCAP GROWTH FUND

--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.



YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



                                               CLASS Y
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of
   offering price (load)                         None
   Maximum deferred sales charge (load)          None
   Exchange fees                                 None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.90%
   Distribution and service (12b-1) fees         None
   Other expenses(1)                            0.15%
   Total annual operating expenses(2)           1.05%



(1) Estimated.



(2) HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.10%. This policy may be discontinued at any time.



EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



           EXPENSES (WITH OR WITHOUT REDEMPTION)              CLASS Y
   Year 1                                                      $107
   Year 3                                                      $334


THE HARTFORD MUTUAL FUNDS                                                      3

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

--------------------------------------------------------------------------------

IMPLEMENTATION OF PRINCIPAL INVESTMENT STRATEGIES



In implementing a mid-cap strategy for the fund, the Chartwell team of managers and analysts rely on both proprietary and non-proprietary sources of information for the investment decisions, including direct company contacts, unbiased primary information sources, such as suppliers and customers, as well as Wall Street research for basic company and industry information. Individual securities are evaluated using conservative valuation parameters, measured against their historical levels and relative to a peer universe. Among the valuation metrics utilized are price to earnings, earnings growth rates, ratio of price to earnings to growth, price to cash flow, return on equity, return on assets, return on investments, as well as quarterly earnings expectations and results.



In constructing portfolios of sound investments, Chartwell utilizes a continuous process of fundamental research, evaluation, portfolio construction and monitoring. The investment universe comprises 800 securities ranging in market capitalization between $1.5 billion and $10 billion with a median of approximately $3 billion. The portfolio managers initiate investment ideas opportunistically, when securities are attractively valued, yet concentrate holdings in companies best positioned for rapid growth. The portfolio typically comprises 50-60 names. Chartwell's mid-cap growth investment style lies between growth at a reasonable price and momentum investing.



In implementing a bottom-up investment process that seeks to identify high quality growth companies, the GSAM investment team conducts fundamental analysis of industry and company financials to determine the real worth of the business. In an effort to buy businesses poised for long-term growth, the research team focuses on companies with strong business franchises, favorable long-term prospects and exceptional management. In addition, analysts evaluate the strategic long-term growth capabilities of a business rather than short-term factors. The end result is a portfolio of high quality growth companies with relatively low turnover. The investment process begins with a universe of companies with market capitalizations ranging from $500 million to $13 billion. Investment ideas originate from internal investment group meetings, periodicals or through discussions with other companies under coverage. Companies are evaluated based on numerous investment criteria, namely dominant market shares, established brand names, pricing power, recurring revenue streams, free cash flow, high returns on invested capital, predictable and sustainable growth, long product life cycles, enduring competitive advantage, favorable demographics and excellent management. If the company meets the investment criteria, analysts create a financial model based on the balance sheet, income and cash flow statements and also calculate the company's total enterprise value. Analysts will also meet with management, competitors, customers and suppliers to assess the company's long-term fundamentals, business plan and current and future challenges. The portfolio ultimately consists of approximately 60-80 securities with a median market capitalization of $3 billion to $4 billion. Analysts concentrate on growth companies whose intrinsic business value is attractive relative to its stock price and is expected to increase over time. The expectation is that investing in a growth company at a discount provides a margin of safety and a potential for incremental return to the portfolio as the gap between the stock price and intrinsic value contracts. This is also a key component of GSAM's ability to manage risk over the long term. As it relates to risk management, GSAM employs a number of policies and procedures in portfolio construction, which include monitoring of sector, industry and stock exposures, and utilizes a variety of portfolio construction analysis tools.



In implementing a mid-cap growth strategy to identify and select growth companies, the Northern Capital investment team combines traditional fundamental research with competitive analysis to rank securities based on the level and sustainability of their earnings growth. The team then constructs the portfolio by purchasing securities where the market price does not fully reflect the company's underlying growth prospects. This disciplined process is intended to produce long-term results that exceed the returns of the overall market over a full market cycle. The mid-cap coverage universe initially comprises some 350 companies based on the following criteria: market capitalizations generally between $1 billion to $12 billion, historical earnings per share growth faster than the market, leaders within their respective industries and strong competitive position. Investment analysts construct proprietary earnings models and competitive advantage rankings based on information gathered from various company and industry sources. Analysts' growth assumptions and competitive advantage rankings are also used to develop terminal price/earnings models that reflect analysts' assumptions about the sustainability of each company's long-term earnings. The portfolio is constructed from 50-65 of the most attractive stocks (with a median market capitalization below $5 billion) based on expected returns and consistent with industry diversification constraints.


 4                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS

--------------------------------------------------------------------------------


INVESTMENT RISKS GENERALLY




The investment strategies and investment risks described below outline the general strategies and attendant risks associated with investing in the fund. For a description of the specific strategies and risks of the fund, please see the sections entitled "Principal Investment Strategy" and "Main Risks" at the beginning of this prospectus.



The fund is a diversified open-end fund and a series of The Hartford Mutual Funds, Inc. There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund, so be sure to read all risk disclosure.



The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the fund may invest but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in the fund entails special additional risks.


RISKS ASSOCIATED WITH PRINCIPAL INVESTMENT STRATEGIES


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

FOREIGN INVESTMENTS The fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably

THE HARTFORD MUTUAL FUNDS                                                      5

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

--------------------------------------------------------------------------------

from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

RISKS ASSOCIATED WITH OTHER INVESTMENT STRATEGIES



USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES Although it is not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.



These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.



Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.


INVESTMENTS IN EMERGING MARKETS The Fund may invest in emerging markets, but not as part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The fund may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES The fund may invest in securities of small capitalization companies, but not as part of its principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES The fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts (HOLDRs), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

The fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market

 6                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS

--------------------------------------------------------------------------------

sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:


- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.



- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.



- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.



- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, the fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.


ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by the fund can generate brokerage expenses.

Generally, the fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT THE FUND'S INVESTMENT GOAL


The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO
TRADING PRACTICES



The fund is expected to have relatively high portfolio turnover. Short-term trading could produce higher brokerage expenses and transaction costs for the fund, and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.


TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which

THE HARTFORD MUTUAL FUNDS                                                      7

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

--------------------------------------------------------------------------------

means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS



The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).


 8                                                     THE HARTFORD MUTUAL FUNDS

                                                          MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

THE INVESTMENT MANAGER



HIFSCO is the investment manager to the fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $246.4 billion in assets as of September 30, 2004. At the same time, HIFSCO had over $22.8 billion in assets under management. HIFSCO is responsible for the management of the fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.



The fund relies on an exemptive order from the Securities and Exchange Commission under which it uses a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser, with the approval by the Board of Directors and without obtaining approval from those shareholders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required. HIFSCO will not enter into a sub-advisory agreement with an affiliated sub-adviser unless shareholders approve such agreement.



There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, and requests for information from the Connecticut Securities and Investments Division of the Department of Banking, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to respond to requests for documents and information from representatives from the SEC's Office of Compliance Inspections and Examinations in connection with their ongoing compliance examinations regarding market timing and late trading, revenue sharing and directed brokerage, fees, fund service providers and transfer agents, and other mutual fund-related issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations, including issues related to market timing and the use of directed brokerage. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, it is possible that the SEC, the New York Attorney General's Office or other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it would not be expected to result in a material adverse effect on the fund.



In addition, the Hartford Mutual Funds have been served with five consolidated putative national class actions in which plaintiffs make "direct claims" on behalf of investors in these funds and "derivative claims" on behalf of the funds themselves. Plaintiffs allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers. The defendants in these cases include various Hartford entities, Wellington Management Company, LLP, the Hartford Mutual Funds, and the funds' boards of directors. This litigation is not expected to result in a material adverse effect on the fund.


THE INVESTMENT SUB-ADVISERS



Chartwell Investment Partners, L.P. ("Chartwell") is an investment sub-adviser to the fund. Founded in 1997, Chartwell is a multi-product equity and fixed income investment adviser. As of September 30, 2004, Chartwell managed over $5.7 billion in assets for over 200 institutional, sub-advisory and private client relationships. Chartwell is principally located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312.



Goldman Sachs Asset Management, L.P. ("GSAM") is an investment sub-adviser to the fund. GSAM has been registered as an investment adviser with the Securities and Exchange Commission since 1990, and is an affiliate of Goldman, Sachs & Co., as a part of its Investment Management Division. As of September 30, 2004, GSAM, along with other units of the Investment Management Division of Goldman, Sachs & Co., had assets under management of


THE HARTFORD MUTUAL FUNDS                                                      9

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------


approximately $381.9 billion. GSAM is principally located at 32 Old Slip, New York, New York 10005.



Northern Capital Management, LLC ("Northern Capital") is an investment sub-adviser to the fund. Northern Capital is a professional investment management firm providing investment advisory services to institutional and individual investors. As of September 30, 2004, Northern Capital had investment management authority over $1.2 billion in assets. Northern Capital is principally located at 8010 Excelsior Drive, Suite 300, Madison, Wisconsin 53717.


MANAGEMENT FEES


The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.90%
Next $500 million                          0.85%
Amount over $1 billion                     0.80%


Because the fund did not commence operations until January 1, 2005, information is not available regarding fees paid by the fund to HIFSCO.



A discussion regarding the basis for the Board of Directors' approval of the investment management and investment sub-advisory agreements of the fund is currently available in the fund's SAI and will be available in the fund's semi-annual report to shareholders covering the period ending April 30, 2005.


PORTFOLIO MANAGERS OF THE FUND


The following persons have had primary responsibility for the day-to-day management of the fund since its commencement of operations.


CHARTWELL INVESTMENT PARTNERS, L.P. The fund is co-managed by Edward N. Antoian and Mark J. Cunneen.



Edward N. Antoian, Managing Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Antoian joined Chartwell in 1997 and has been the co-portfolio manager for Chartwell's Small Cap Growth and Mid Cap Growth Products where he is responsible for securities analysis in the Consumer, Healthcare & Services sectors. From 1984 to 1997, he was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds.



Mark J. Cunneen, Partner and Senior Portfolio Manager at Chartwell, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Cunneen joined Chartwell in 2003 as Partner and Senior Portfolio Manager for the Mid Cap Growth Product where he is responsible for securities analysis in the Consumer Sector. Prior to joining Chartwell, he was a Managing Partner and Portfolio Manager at Churchfield Capital, where he founded and managed long/short equity hedge funds from 2002 to 2003. From 2000 to 2002, Mr. Cunneen was employed by J & W Seligman as a Portfolio Manager and was head of the Small Cap Growth Product.



GOLDMAN SACHS ASSET MANAGEMENT, L.P. The fund is managed by a team of investment professionals led by Co-Chief Investment Officers Herbert E. Ehlers, David G. Shell, Steven M. Barry and Gregory H. Ekizian.



Herbert E. Ehlers, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ehlers joined GSAM as a senior portfolio manager and Chief Investment Officer of the Growth Team in 1997.



David G. Shell, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Shell joined GSAM as a portfolio manager in 1997.



Steven M. Barry, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Barry joined GSAM as a portfolio manager in 1999. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.



Gregory H. Ekizian, Managing Director and Co-Chief Investment Officer at GSAM, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Ekizian joined GSAM as portfolio manager and Co-Chair of the Growth Investment Committee in 1997.



NORTHERN CAPITAL MANAGEMENT, LLC The fund is co-managed by Daniel T. Murphy and Brian A. Hellmer.



Daniel T. Murphy, President and Chief Investment Officer at Northern Capital, has served as a co-portfolio manager of the fund since its inception (2005). Mr. Murphy joined Northern Capital in 1995 and has been President and Chief Investment Officer at Northern Capital during the past five years. He heads the investment management group, where he is responsible for all aspects of portfolio management. He is also Chairman of Northern Capital's Investment Committee, where he participates in the firm's investment strategy and


 10                                                    THE HARTFORD MUTUAL FUNDS

                                                          MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's internal valuation modeling. Mr. Murphy also conducts primary research and stock selection activities for various industry groups.


Brian A. Hellmer, Senior Vice President and Director of Research at Northern Capital, has served as a co-portfolio manager of the fund since its inception
(2005). Mr. Hellmer joined Northern Capital in 1996 and has been Director of Research at Northern Capital during the past five years. He manages investment analysts and traders, and has portfolio management responsibility for all client accounts. He is also a member of Northern Capital's Investment Committee, where he participates in Northern Capital's investment strategy and portfolio management decisions, and is co-head of the firm's portfolio management team, where he is responsible for the firm's security valuation efforts.


THE HARTFORD MUTUAL FUNDS                                                     11

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS Y SHARE INVESTOR REQUIREMENTS


The purchase of Class Y shares is limited to the following investors. Individual investors must invest at least $10 million in Class Y shares of the fund. The following types of institutional investors must invest at least $1 million in Class Y shares of the fund: (1) employee benefit or retirement plans which have
(a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (2) banks and insurance companies or other large institutional investors; (3) investment companies; (4) employee benefit or retirement plans of The Hartford or broker-dealer wholesalers and their affiliates; (5) non-profit organizations, charitable trusts, foundations and endowments; and (6) trust companies with assets held in a fiduciary, advisory, custodial or similar capacity over which the trust company has full or shared investment discretion.


COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") The distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the fund's shares ("Additional Payments") based on a number of factors described in the fund's SAI. This additional compensation is not paid directly by you.



With the exception of certain compensation arrangements specifically discussed in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the fund attributable to a particular Financial Intermediary, on sales of the fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the fund attributable to a particular Financial Intermediary. Please refer to the SAI for a listing of Financial Intermediaries to whom the distributor makes such Additional Payments. Separate Additional Payments may also be made in connection with the sale and distribution of the fund's shares in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail in the SAI. These Negotiated Additional Amounts paid to Financial Intermediaries in connection with the sale and distribution of the fund's shares may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor. Because the fund did not commence operations until January 1, 2005, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by the distributor or its affiliates to Financial Intermediaries.


OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: when you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If the fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Please note that if you are purchasing shares through your employer's tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for the fund is $1 million ($10 million if you do not qualify as one of the types of institutional investors listed above), although this minimum may be waived at the discretion of the fund's officers.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions, please contact your financial representative or call the transfer agent at the number shown below.

4 Make your initial investment selection.


                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 12                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES




                             OPENING AN ACCOUNT                                  ADDING TO AN ACCOUNT
 BY CHECK
              - Make out a check for the investment amount,        - Make out a check for the investment amount,
  [CHECK        payable to "The Hartford Mutual Funds".              payable to "The Hartford Mutual Funds".
  GRAPHIC]    - Deliver the check and your completed               - Fill out the detachable investment slip from an
                application to your financial representative,        account statement. If no slip is available,
                plan administrator or mail to the address            include a note specifying the fund name, your
                listed below.                                        share class, your account number and the
                                                                     name(s) in which the account is registered.
                                                                   - Deliver the check and your investment slip or
                                                                     note to your financial representative, plan
                                                                     administrator or mail to the address listed
                                                                     below.
 BY EXCHANGE
              - Call your financial representative, plan           - Call your financial representative, plan
  [ARROW        administrator or the transfer agent at the           administrator or the transfer agent at the
  GRAPHIC]      number below to request an exchange. The             number below to request an exchange. The
                minimum exchange amount is $500.                     minimum exchange amount is $500.
 BY WIRE
              - Deliver your completed application to your         - Instruct your bank to wire the amount of your
  [BANK         financial representative, or mail it to the          investment to:
  SYMBOL        address below.                                         U.S. Bank National Association
  GRAPHIC]    - Obtain your account number by calling your             ABA #091000022, credit account no:
                financial representative or the phone number           1-702-2514-1341
                below.                                                 The Hartford Mutual Funds Purchase Account
              - Instruct your bank to wire the amount of your          For further credit to: (your name) Hartford
                investment to:                                         Mutual Funds Account Number:
                  U.S. Bank National Association                       (your account number)
                  ABA #091000022, credit account no:                 Specify the fund name, your share class, the
                  1-702-2514-1341                                    new account number and the name(s) in which the
                  The Hartford Mutual Funds Purchase Account         account is registered. Your bank may charge a
                  For further credit to: (your name)                 fee to wire funds.
                  Hartford Mutual Funds Account Number:
                  (your account number)
                Specify the fund name, your share class, your
                account number and the name(s) in which the
                account is registered. Your bank may charge a
                fee to wire funds.
 BY PHONE
              - See "By Wire" and "By Exchange"                    - Verify that your bank or credit union is a
  [PHONE                                                             member of the Automated Clearing House (ACH)
  GRAPHIC]                                                           system.
                                                                   - Complete the "Telephone Exchanges and Telephone
                                                                     Redemption" and "Bank Account or Credit Union
                                                                     Information" sections on your account
                                                                     application.
                                                                   - Call the transfer agent at the number below to
                                                                     verify that these features are in place on your
                                                                     account.
                                                                   - Tell the transfer agent representative the fund
                                                                     name, your share class, your account number,
                                                                     the name(s) in which the account is registered
                                                                     and the amount of your investment.

To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


THE HARTFORD MUTUAL FUNDS                                                     13

SELLING SHARES




 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see next page).
                - Mail the materials to the address below.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee (currently $10) which will be deducted
                  from redemption proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 8 A.M. and 6 P.M.
                  Eastern Time (between 7 A.M. and 5 P.M. Central Time) on
                  Friday. Orders received after 4 P.M. Eastern Time (3 P.M.
                  Central Time) will receive the next business day's
                  offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BANK SYMBOL    Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this
                  service.
                - Amounts of less than $1,000 may be sent by EFT or by
                  check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.



                    ADDRESS:                                              PHONE NUMBER:
           THE HARTFORD MUTUAL FUNDS                                1-888-THE-STAG (843-7824)
                 P.O. BOX 64387
            ST. PAUL, MN 55164-0387                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                          ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.


 14                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING




 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by a check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a signature guarantee.
  Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.


   ADDRESS:                            PHONE NUMBER:
 THE HARTFORD                    1-888-THE-STAG (843-7824)
  MUTUAL FUNDS        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
P.O. BOX 64387         ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.
 ST. PAUL, MN
   55164-0387


THE HARTFORD MUTUAL FUNDS                                                     15

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES



The net asset value per share (NAV) is determined for the fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class.



The fund generally uses market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the fund's Board of Directors. Market prices may be deemed unreliable, for example, if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; and (iv) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, the fund uses a fair value pricing service approved by the fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV per share.



Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from the widely-used quotation system in accordance with procedures established by the Board of Directors. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments that will mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.




BUY AND SELL PRICES



When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS



The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Although the fund does not charge a transaction fee, you may be re charged a fee by brokers for the purchase or sale of the fund's shares. This transaction fee is separate from any sales charge that the fund may apply.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the fund in "good order". This means that your request must include:

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Signature guarantees (if required).

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES



You may exchange shares of the fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The fund reserves the right to amend or terminate the exchange privilege at any time, for any reason.



FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES




The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of the fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force the fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders using arbitrage strategies can dilute the fund's NAV for long-term shareholders.



If you intend to trade frequently or use market timing investment strategies, you should not purchase this fund.



The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The fund's policy is to discourage investors from trading in the fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The fund may, in certain circumstances, reverse a transaction determined to be abusive. The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the fund may consider an investor's trading history in any Hartford Mutual Fund, including the person's trading history in any accounts under a person's common ownership or control.



It is the policy of the fund to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When a third substantive round trip transaction is effected within a 90-day period, the person effecting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the fund's transfer agent shall terminate the registered representative's exchange privileges in the fund. Automatic programs offered by the fund such as dollar cost averaging and dividend diversification are exempt from the policy described above.



The fund's policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the fund. Because the fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing


THE HARTFORD MUTUAL FUNDS                                                     17

TRANSACTION POLICIES
--------------------------------------------------------------------------------


market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the fund will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the fund's transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the fund's policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the fund's ability to identify and deter frequent purchases and redemptions of the fund's shares through omnibus accounts is limited, and the fund's success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.



The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund's shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The fund's pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities will be a part of the fund's defenses against harmful excessive trading in fund shares. For additional information concerning the fund's fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The fund, however, always redeems shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual funds, or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check. If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually


Every year you should also receive, if applicable, a Form 1099 tax information statement.


If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS The fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Dividends from net investment income of the fund are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from the fund are automatically reinvested in additional full or fractional shares of the fund.


If you elect to receive dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.


TAXABILITY OF DIVIDENDS Dividends and distributions you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

The fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in the fund's gross income. Due to original issue discount, the fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from the fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE (ACH) allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and fund account using the ACH network.

If you are a participant in a tax qualified retirement plan, check with your plan administrator for additional investor services.

THE HARTFORD MUTUAL FUNDS                                                     19

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Because the fund did not commence operations until January 1, 2005, no financial highlight information is available for the fund.


 20                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;




who help us serve YOU and service our business.


When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

THE HARTFORD MUTUAL FUNDS                                                     21

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                 (HEREIN CALLED "WE, OUR, AND US") (CONTINUED)

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.
PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:


American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.


 22                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS



Additional information about the fund will be contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that will have significantly affected the fund's performance during the last fiscal year, as well as the auditor's report. Because the fund did not commence operations until January 1, 2005, the fund has not yet delivered an annual or semi-annual report.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the fund.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (which means it is legally a part of) this prospectus.


The fund makes available this prospectus and its SAI free of charge, on the fund's website at www.hartfordinvestor.com. The fund will make available its annual/semi-annual reports free of charge on the fund's website when such reports become available.


To request a free copy of the current SAI or for shareholder inquiries or other information about the fund, please contact the fund at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:
The Hartford Mutual Funds, Inc. 811-07589

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

                     THE HARTFORD SELECT MIDCAP GROWTH FUND

                                 P.O. Box 64387
                             St. Paul, MN 55164-0387


This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the corresponding prospectus for the Fund and class thereof. A free copy of each prospectus is available upon request by writing to:
The Hartford Mutual Funds, P. O. Box 64387, St. Paul, MN 55164-0387, by calling 1-888-843-7824, or, on the Fund's website at www.hartfordinvestor.com.



Date of Prospectuses:  January 1, 2005
Date of Statement of Additional Information: January 1, 2005

TABLE OF CONTENTS



                                                                                                                PAGE
                                                                                                                ----
GENERAL INFORMATION...............................................................................................1
INVESTMENT OBJECTIVES AND POLICIES................................................................................1
FUND MANAGEMENT..................................................................................................14
INVESTMENT MANAGEMENT ARRANGEMENTS...............................................................................23
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................27
FUND EXPENSES....................................................................................................28
DISTRIBUTION ARRANGEMENTS........................................................................................29
PURCHASE AND REDEMPTION OF SHARES................................................................................32
DETERMINATION OF NET ASSET VALUE.................................................................................35
CAPITALIZATION AND VOTING RIGHTS.................................................................................36
TAXES............................................................................................................37
PRINCIPAL UNDERWRITER............................................................................................41
CUSTODIAN........................................................................................................41
TRANSFER AGENT...................................................................................................41
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................................................................41
OTHER INFORMATION................................................................................................41
PROXY VOTING POLICIES AND PROCEDURES.............................................................................42
FINANCIAL STATEMENTS.............................................................................................42

APPENDIX A......................................................................................................A-1

APPENDIX B......................................................................................................B-1


                               GENERAL INFORMATION

         The Hartford Mutual Funds, Inc. (the "Company") is an open-end management investment company consisting of thirty-six separate investment portfolios or mutual funds. This SAI relates to The Hartford Select MidCap Growth Fund (the "Fund"). The Company was organized as a Maryland corporation on March 21, 1996. The Company issues series of shares of stock for the Fund representing a fractional undivided interest in the Fund. The Fund issues shares in four different classes: Class A, Class B, Class C and Class Y. Class A, Class B and Class C shares are offered through one prospectus describing those classes. Class Y shares are offered through a separate prospectus describing that class. This SAI relates to Class A, Class B, Class C and Class Y shares.


         Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager and principal underwriter to the Fund. HIFSCO is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $246.4 billion in assets as of September 30, 2004. In addition, Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC (each a "sub-adviser", collectively the "sub-advisers") are sub-advisers to the Fund and provide the day-to-day investment management of the Fund.



         The Fund commenced operations on January 1, 2005.


         The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company ("Hartford Life") and its affiliates, for other insurance companies, and for certain retirement plans. HL Investment Advisors, LLC ("HL Advisors"), an affiliate of The Hartford, is the investment adviser to that family of funds.

                       INVESTMENT OBJECTIVES AND POLICIES

         With respect to percentage restrictions on investments described in this SAI or in the prospectuses, if such percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of such restrictions.

A.       FUNDAMENTAL RESTRICTIONS OF THE FUND

         The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of the Fund (or a class of the outstanding shares of the Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

         The Fund has elected to be classified as a diversified series of an open-end management investment company.

         The investment objective and principal investment strategies of the Fund are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the Fund followed by the principal non-fundamental restrictions and policies applicable to the Fund.

         The Fund:

         1. will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

         2. will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         3. will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority;

         4. will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws;

         5. will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein; and

         6. will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

         If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

B.       NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND

         The following restrictions are designated as non-fundamental and may be changed by the board of directors of the Fund without the approval of shareholders.

         The Fund may not:

         1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements, reverse repurchase agreements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

         2. Purchase any securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         3. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

         4. Sell securities short except for short sales against the box.

         5. Invest more than 20% of the value of its total assets in the securities of foreign issuers and non-dollar securities.

         6. Invest more than 15% of the Fund's net assets in illiquid securities.

         7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the Fund's total assets.

         If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not a violation of any of the foregoing restrictions.

C.       NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND

         The Fund must:

         1. Maintain its assets so that, at the close of each quarter of its taxable year,

                  (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

                  (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

         These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the Fund's board of directors to the extent appropriate in light of changes to applicable tax law requirements.

D.       MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS OF THE FUND

         The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectuses. A further description of certain investment strategies used by the Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

         Certain descriptions in the prospectuses of the Fund and in this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that a subadviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets in accordance with the Fund's investment objective, policies and restrictions. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES The Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by the Fund's sub-advisers, subject to the overall supervision of HIFSCO. The Fund may invest up to 100% of its total assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

         REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

         The Fund is permitted to enter into fully collateralized repurchase agreements. The Company's board of directors has delegated to the sub-advisers the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements.

         A sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

         REVERSE REPURCHASE AGREEMENTS The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value.

         INFLATION-PROTECTED DEBT SECURITIES The Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

         If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

         While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

         The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

         Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

         DEBT SECURITIES The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities, (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"), (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers, and (6) commercial mortgage-backed securities.

         INVESTMENT GRADE DEBT SECURITIES The Fund is permitted to invest in debt securities rated within the four highest rating categories (e.g., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P") (or, if unrated, securities of comparable quality as determined by a sub-adviser). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, a sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by a sub-adviser) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that the Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.


         HIGH YIELD-HIGH RISK DEBT SECURITIES The Fund is permitted to invest in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or, if unrated, securities determined to be of comparable quality by a sub-adviser.


         Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth in Appendix A to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, a sub-adviser will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

         MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations. The Fund may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

         The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         The mortgage securities in which the Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (e.g., the Fund ) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

         Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

         CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

         Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

         ASSET-BACKED SECURITIES The Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         EQUITY SECURITIES The Fund may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

         SMALL CAPITALIZATION SECURITIES The Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

         FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside of the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

         The Fund is permitted to invest a portion of its assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, a sub-adviser will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

         The Fund may invest in debt exchangeable for common stock, debt or equity linked notes and similar linked securities (e.g., zero-strike warrants ("LNs")), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. The Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

         The Fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

         Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in foreign government debt securities exposes the Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.


         From time to time, the Fund may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices in these markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.



         CURRENCY TRANSACTIONS The Fund may engage in currency transactions to hedge, directly or INDIRECTLY, the value of portfolio securities denominated in particular currencies against fluctuations in relative value and, to a lesser extent, to enhance returns. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.


         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

         The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that a sub-adviser deems to be creditworthy.

         The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

         OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Fund, for cash flow management, and, to a lesser extent, to enhance returns, the Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. The Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. The Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

         The Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities they hold or intend to purchase. For example, if the Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if the Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. The Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

         The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on their books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         The Fund may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

         The Fund may only write covered options. See "Asset Coverage" below.

         A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

         The Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

         The Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, the Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

         The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. The Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

         The Fund may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. The Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund's investment objectives and policies.

         The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on its books liquid assets equivalent to the amount, if any, by which the put is "in the money."

         Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

         To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund's net asset value, after taking into account the unrealized gains and unrealized losses on any such contracts. However, options which are currently exercisable may be excluded in computing the 5% limit.

         Although the Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of a sub-adviser to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets, (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover,
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests, (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position,
(5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, the Fund may have been in a better position had it not used such a strategy.

         SWAP AGREEMENTS The Fund may enter into currency swaps, interest rate swaps, swaps on specific securities, and other types of swap agreements such as caps, collars, floors and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         The Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows the Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.


         Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Another example would be for the Fund to exchange interest payments for inflation - linked payments. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.


         The Fund usually enters into interest rate swaps on a net basis. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If the Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by a sub-adviser be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms a sub-adviser, as appropriate, believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the Securities and Exchange Commission ("SEC") to be illiquid.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on a sub-adviser's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if a sub-adviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

         ILLIQUID INVESTMENTS The Fund is permitted to invest in illiquid securities or other illiquid investments. The Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may not be able to sell illiquid securities or other investments when a sub-adviser considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on the Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure requirements and other investor protection requirements that would be applicable if their securities were publicly traded. The Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Company's board of directors.

         Under current interpretations of the SEC Staff, the following types of investments in which the Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and
(4) any other securities or investments in which the Fund may invest that are not readily marketable.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if a sub-adviser deems it advisable. Distributions attributable to any gains realized on such a sale would be taxable to shareholders. At the time the Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

         REITS The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

         Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

         LENDING PORTFOLIO SECURITIES Subject to its investment restrictions, the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Fund's board of directors, the Fund may use or invest any cash collateral at its own risk and for its own benefit. While the securities are on loan, the borrower will pay the respective Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by the Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

         ASSET COVERAGE To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or (2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

         BORROWING The Fund may borrow money to the extent set forth under its investment restrictions. The Fund does not intend to borrow for leverage purposes, except as may be set forth under its investment restrictions. Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.

                                 FUND MANAGEMENT


         The Company has a board of directors, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. The following tables set forth various information about the directors and officers of the Company. The first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and the Company's officers.




NON-INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                  TERM OF                                           IN FUND
                                   POSITION     OFFICE* AND                                         COMPLEX           OTHER
                                   HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(s)         OVERSEEN BY    DIRECTORSHIPS
  NAME, AGE AND ADDRESS           THE COMPANY   TIME SERVED         DURING PAST 5 YEARS             DIRECTOR    HELD BY DIRECTOR
-------------------------------- -------------- ------------- ----------------------------------- ------------- -----------------
LYNN S. BIRDSONG                 Director       Since 2003    From 1979 to 2002, Mr. Birdsong          77             N/A
(age 58)                                                      was a managing director of Zurich
c/o Hartford Mutual Funds                                     Scudder Investments, an
P.O. Box 2999                                                 investment management firm.  In
Hartford, CT 06104-2999                                       2003, Mr. Birdsong became an
                                                              independent director of the
                                                              Atlantic Whitehall Funds and The
                                                              Japan Fund; during his employment
                                                              with Scudder, he was an
                                                              interested director of The Japan
                                                              Fund.  Since 1981, Mr. Birdsong
                                                              has been a partner in Birdsong
                                                              Company, an advertising specialty
                                                              firm.  He is also a Director of
                                                              The Hartford Mutual Funds II,
                                                              Inc., The Hartford Income Shares
                                                              Fund, Inc., Hartford Series Fund,
                                                              Inc. and Hartford HLS Series Fund
                                                              II, Inc.

DR. ROBERT M. GAVIN              Director and   Director      Dr. Gavin is an educational              77             N/A
(age 64)                         Chairman of    since 2002    consultant. Prior to September 1,
c/o Hartford Mutual Funds        the Board                    2001, he was President of
P.O. Box 2999                                   Chairman of   Cranbrook Education Community;
Hartford, CT 06104-2999                         the Board     and prior to July 1996, he was
                                                since 2004    President of Macalester College,
                                                              St. Paul, Minnesota.  He is also
                                                              a Director and Chairman of the
                                                              Board of Directors of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.


NON-INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                  TERM OF                                           IN FUND
                                   POSITION     OFFICE* AND                                         COMPLEX           OTHER
                                   HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(s)         OVERSEEN BY    DIRECTORSHIPS
  NAME, AGE AND ADDRESS           THE COMPANY   TIME SERVED         DURING PAST 5 YEARS             DIRECTOR    HELD BY DIRECTOR
-------------------------------- -------------- ------------- ----------------------------------- ------------- -----------------
DUANE E. HILL                    Director       Since 2001    Mr. Hill is Partner Emeritus and         77             N/A
(age 59)                                                      a founding partner of TSG Capital
c/o Hartford Mutual Funds                                     Group, a private equity
P.O. Box 2999                                                 investment firm that serves as
Hartford, CT 06104-2999                                       sponsor and lead investor in
                                                              leveraged buyouts of middle
                                                              market companies. Mr. Hill is
                                                              also a Partner of TSG Ventures
                                                              L.P., a private equity investment
                                                              company that invests primarily in
                                                              minority-owned small businesses.
                                                              He is also a Director of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.

PHILLIP O. PETERSON              Director       Since 2002    Mr. Peterson is a mutual fund            77             N/A
(age 60)                                                      industry consultant. He was a
c/o Hartford Mutual Funds                                     partner of KPMG LLP until July
P.O. Box 2999                                                 1999.  In January 2004, Mr.
Hartford, CT 06104-2999                                       Peterson was appointed
                                                              independent president of the
                                                              Strong Mutual Funds.  He is also
                                                              a Director of The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.

MILLARD H. PRYOR, JR.            Director       Since 1996    Mr. Pryor has served as Managing         77       Mr. Pryor is a
(age 72)                                                      Director of Pryor & Clark Company                 Director of
c/o Hartford Mutual Funds                                     (real estate investment),                         Infodata
P.O. Box 2999                                                 Hartford, Connecticut, since June                 Systems, Inc.
Hartford, CT 06104-2999                                       1992.  He is also a Director of                   (software
                                                              The Hartford Mutual Funds II,                     company) and
                                                              Inc., The Hartford Income Shares                  CompuDyne
                                                              Fund, Inc., Hartford Series Fund,                 Corporation
                                                              Inc. and Hartford HLS Series Fund                 (security
                                                              II, Inc.                                          products and
                                                                                                                services).




--------------
*Term of Office: Each director may serve until his or her successor is elected and qualifies.


OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                  TERM OF                                           IN FUND
                                   POSITION     OFFICE* AND                                         COMPLEX           OTHER
                                   HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(s)         OVERSEEN BY    DIRECTORSHIPS
  NAME, AGE AND ADDRESS           THE COMPANY   TIME SERVED         DURING PAST 5 YEARS             DIRECTOR    HELD BY DIRECTOR
-------------------------------- -------------- ------------- ----------------------------------- ------------- -----------------
THOMAS M. MARRA**                Director       Since 2002    Mr. Marra is President and Chief         77       Mr. Marra is a
(age 46)                                                      Operating Officer of Hartford                     member of the
c/o Hartford Mutual Funds                                     Life, Inc. He is also a member of                 Board of
P.O. Box 2999                                                 the Board of Directors and a                      Directors of
Hartford, CT 06104-2999                                       member of the Office of the                       The Hartford.
                                                              Chairman for The Hartford
                                                              Financial Services Group, Inc.
                                                              ("The Hartford"), the parent
                                                              company of Hartford Life.  Mr.
                                                              Marra was named President of
                                                              Hartford Life in 2001 and COO in
                                                              2000, and served as Director of
                                                              Hartford Life's Investment
                                                              Products Division from 1998 to
                                                              2000.  He was head of the
                                                              company's Individual Life and
                                                              Annuities Division from 1994 to
                                                              1998 after being promoted to
                                                              Senior Vice President in 1994 and
                                                              to Executive Vice President in
                                                              1996. Mr. Marra is also a
                                                              Managing Member and President of
                                                              Hartford Investment Financial
                                                              Services, LLC ("HIFSCO") and HL
                                                              Investment Advisors, LLC ("HL
                                                              Advisors").  He served as
                                                              Chairman of the Board of The
                                                              Hartford Mutual Funds, Inc. and
                                                              The Hartford Mutual Funds II,
                                                              Inc. from 2002 to 2004.  He
                                                              currently also serves as a
                                                              Director of The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc.,
                                                              Hartford Series Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.
                                                              and served as Chairman of the
                                                              Board of these companies from
                                                              2002 to 2004.


OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                  TERM OF                                           IN FUND
                                   POSITION     OFFICE* AND                                         COMPLEX           OTHER
                                   HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(s)         OVERSEEN BY    DIRECTORSHIPS
  NAME, AGE AND ADDRESS           THE COMPANY   TIME SERVED         DURING PAST 5 YEARS             DIRECTOR    HELD BY DIRECTOR
-------------------------------- -------------- ------------- ----------------------------------- ------------- -----------------
LOWNDES A. SMITH**               Director       Since 1996    Mr. Smith served as Vice Chairman        77       Mr. Smith is a
(age 65)                                                      of The Hartford from February                     Director of
c/o Hartford Mutual Funds                                     1997 to January 2002, as                          White Mountains
P.O. Box 2999                                                 President and Chief Executive                     Insurance
Hartford, CT 06104-2999                                       Officer of Hartford Life, Inc.                    Group, Ltd.
                                                              from February 1997 to January
                                                              2002, and as President and Chief
                                                              Operating Officer of The Hartford
                                                              Life Insurance Companies from
                                                              January 1989 to January 2002.
                                                              Mr. Smith is also a Director of
                                                              The Hartford Mutual Funds II,
                                                              Inc., The Hartford Income Shares
                                                              Fund, Inc., Hartford Series Fund,
                                                              Inc. and Hartford HLS Series Fund
                                                              II, Inc.

DAVID M. ZNAMIEROWSKI**          President      Since 1999    Mr. Znamierowski currently serves        58             N/A
(age 44)                         and Director                 as President of Hartford
c/o Hartford Mutual Funds                                     Investment Management Company
P.O. Box 2999                                                 ("Hartford Investment
Hartford, CT 06104-2999                                       Management"), Senior Vice
                                                              President for Hartford Life,
                                                              Inc., and Senior Vice President
                                                              and Chief Investment Officer for
                                                              Hartford Life Insurance Company.
                                                              Mr. Znamierowski is also a
                                                              Managing Member and Senior Vice
                                                              President of HIFSCO and HL
                                                              Advisors.  Mr. Znamierowski is
                                                              Group Senior Vice President and
                                                              Chief Investment Officer for The
                                                              Hartford.  In addition, he serves
                                                              as President and Director of
                                                              Hartford Series Fund, Inc. and
                                                              President of The Hartford Mutual
                                                              Funds II, Inc., The Hartford
                                                              Income Shares Fund, Inc. and
                                                              Hartford HLS Series Fund II, Inc.



















OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                  TERM OF                                           IN FUND
                                   POSITION     OFFICE* AND                                         COMPLEX           OTHER
                                   HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(s)         OVERSEEN BY    DIRECTORSHIPS
  NAME, AGE AND ADDRESS           THE COMPANY   TIME SERVED         DURING PAST 5 YEARS             DIRECTOR    HELD BY DIRECTOR
-------------------------------- -------------- ------------- ----------------------------------- ------------- -----------------

ROBERT W. BELTZ, JR.             Vice           Since 2002    Mr. Beltz currently serves as           N/A             N/A
(age 55)                         President                    Vice President, Securities
500 Bielenberg Drive                                          Operations of Hartford
Woodbury, MN 55125                                            Administrative Services Company
                                                              ("HASCO"). Since December 2001,
                                                              he has served as Assistant Vice
                                                              President of Hartford Life
                                                              Insurance Company.  In addition,
                                                              he is a Vice President of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.

KEVIN J. CARR                    Vice           Since 1996    Mr. Carr has served as The              N/A             N/A
(age 50)                         President                    Hartford's Assistant General
c/o Hartford Mutual Funds        and                          Counsel since 1999, Counsel since
P.O. Box 2999                    Secretary                    November 1996 and Associate
Hartford, CT 06104-2999                                       Counsel since November 1995.  Mr.
                                                              Carr is also Vice President and
                                                              Assistant Secretary of HL
                                                              Advisors and HIFSCO and Assistant
                                                              Secretary of Hartford Investment
                                                              Management.  He is also Vice
                                                              President and Secretary of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.






OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                  TERM OF                                           IN FUND
                                   POSITION     OFFICE* AND                                         COMPLEX           OTHER
                                   HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(s)         OVERSEEN BY    DIRECTORSHIPS
  NAME, AGE AND ADDRESS           THE COMPANY   TIME SERVED         DURING PAST 5 YEARS             DIRECTOR    HELD BY DIRECTOR
-------------------------------- -------------- ------------- ----------------------------------- ------------- -----------------
WILLIAM H. DAVISON, JR.          Vice           Since 2002    Mr. Davison is a Managing               N/A             N/A
(age 48)                         President                    Director and Director of the
c/o Hartford Mutual Funds                                     Funds Management Group of
P.O. Box 2999                                                 Hartford Investment Management.
Hartford, CT 06104-2999                                       Mr. Davison is a Senior Vice
                                                              President of HIFSCO and HL
                                                              Advisors.  In addition, he serves
                                                              as a Vice President of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.

TAMARA L. FAGELY                 Vice           Since 2002    Ms. Fagely has been Vice                N/A             N/A
(age 47)                         President,                   President of HASCO since 1998.
500 Bielenberg Drive             Controller                   Prior to 1998, she was Second
Woodbury, MN 55125               and Treasurer                Vice President of HASCO. Since
                                                              December 2001, she has served as
                                                              Assistant Vice President of
                                                              Hartford Life Insurance Company.
                                                              In addition, she is Controller of
                                                              HIFSCO and Vice President,
                                                              Controller and Treasurer of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.

BRUCE FERRIS                     Vice           Since 2002    Mr. Ferris serves as Senior Vice        N/A             N/A
(age 49)                         President                    President and a Director of Sales
c/o Hartford Mutual Funds                                     and Marketing in the Investment
P.O. Box 2999                                                 Products Division of Hartford
Hartford, CT 06104-2999                                       Life Insurance Company.  He is
                                                              also a Managing Member of HL
                                                              Advisors.  In addition, Mr.
                                                              Ferris is Vice President of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.




OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                  TERM OF                                           IN FUND
                                   POSITION     OFFICE* AND                                         COMPLEX           OTHER
                                   HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(s)         OVERSEEN BY    DIRECTORSHIPS
  NAME, AGE AND ADDRESS           THE COMPANY   TIME SERVED         DURING PAST 5 YEARS             DIRECTOR    HELD BY DIRECTOR
-------------------------------- -------------- ------------- ----------------------------------- ------------- -----------------
MARY JANE FORTIN                 Vice           Since 2003    Ms. Fortin is Senior Vice               N/A             N/A
(age 40)                         President                    President and  Director of Mutual
c/o Hartford Mutual Funds                                     Funds and 529 Programs for
P.O. Box 2999                                                 Hartford Life.  In addition, she
Hartford, CT  06104-2999                                      is a Vice President of The
                                                              Hartford Mutual Funds II, Inc.,
                                                              The Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.  Previously, Ms. Fortin
                                                              served as Senior Vice President
                                                              and Chief Accounting Officer of
                                                              Hartford Life.  She joined
                                                              Hartford Life in 1997.

GEORGE R. JAY                    Vice           Since 1996    Mr. Jay serves as Assistant Vice        N/A             N/A
(age 54)                         President                    President of Hartford Life
c/o Hartford Mutual Funds                                     Insurance Company's Equity
P.O. Box 2999                                                 Products Department.  He is also
Hartford, CT  06104-2999                                      Controller of HL Advisors and
                                                              Vice President of Hartford Series
                                                              Fund, Inc., Hartford HLS Series
                                                              Fund II, Inc., The Hartford
                                                              Mutual Funds II, Inc. and The
                                                              Hartford Income Shares Fund, Inc.

STEPHEN T. JOYCE                 Vice           Since 2000    Mr. Joyce currently serves as           N/A             N/A
(age 46)                         President                    Senior Vice President and
c/o Hartford Mutual Funds                                     Director of the Institutional
P.O. Box 2999                                                 Products Solutions Group for
Hartford, CT  06104-2999                                      Hartford Life Insurance Company.
                                                              Mr. Joyce is also a Senior Vice
                                                              President of HL Advisors and a
                                                              Vice President of The Hartford
                                                              Mutual Funds II, Inc., The
                                                              Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.  Previously, he served as
                                                              Vice President (1997-1999) and
                                                              Assistant Vice President
                                                              (1994-1997) of Hartford Life
                                                              Insurance Company.




OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                  TERM OF                                           IN FUND
                                   POSITION     OFFICE* AND                                         COMPLEX           OTHER
                                   HELD WITH     LENGTH OF         PRINCIPAL OCCUPATION(s)         OVERSEEN BY    DIRECTORSHIPS
  NAME, AGE AND ADDRESS           THE COMPANY   TIME SERVED         DURING PAST 5 YEARS             DIRECTOR    HELD BY DIRECTOR
-------------------------------- -------------- ------------- ----------------------------------- ------------- -----------------
DAVID N. LEVENSON                Vice           Since 2000    Mr. Levenson serves as Senior           N/A             N/A
(age 38)                         President                    Vice President of Hartford Life
c/o Hartford Mutual Funds                                     Insurance Company's Retail
P.O. Box 2999                                                 Product Management Group and is
Hartford, CT 06104-2999                                       responsible for all retail
                                                              product management and
                                                              profitability.  Mr. Levenson is
                                                              also a Senior Vice President of
                                                              HIFSCO.  In addition, he serves
                                                              as Vice President of The Hartford
                                                              Mutual Funds II, Inc., The
                                                              Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.  Mr. Levenson joined The
                                                              Hartford in 1995.

JOHN C. WALTERS                  Vice           Since 2000    Mr. Walters serves as Executive         N/A             N/A
(age 46)                         President                    Vice President and Director of
c/o Hartford Mutual Funds                                     the Investment Products Division
P.O. Box 2999                                                 of Hartford Life Insurance
Hartford, CT 06104-2999                                       Company.  Mr. Walters is also a
                                                              Managing Member and Executive
                                                              Vice President of HIFSCO and HL
                                                              Advisors.  In addition, he is a
                                                              Vice President of The Hartford
                                                              Mutual Funds II, Inc., The
                                                              Hartford Income Shares Fund,
                                                              Inc., Hartford Series Fund, Inc.
                                                              and Hartford HLS Series Fund II,
                                                              Inc.  Previously, Mr. Walters was
                                                              with First Union Securities.




----------------
*Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

**"Interested person", as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HIFSCO or affiliated companies.

         STANDING COMMITTEES. The board of directors has established an Audit Committee, a Nominating Committee and a Litigation Committee for the Company. The Audit Committee and the Nominating Committee are each made up of those directors who are not "interested persons" of the Company. The Litigation Committee is made up of the following members of the board of directors of the
Company: Robert M. Gavin, Lynn S. Birdsong and Duane E. Hill. The Audit Committee (i) oversees the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof, and (iii) acts as a liaison between the Fund's independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Litigation Committee manages any legal actions that are brought by, on behalf of or against the Fund, the board of directors of the Company and/or the members thereof that are not "interested persons" of the Fund as defined in the 1940 Act. The Audit Committee and Nominating Committee met four times and three times, respectively, during the fiscal year ended October 31, 2004.

         All directors and officers of the Company, except for David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Investment Advisors, LLC serves as investment adviser. In addition to being a director and officer of the Company, Mr. Znamierowski is also a director of one other registered investment company in the fund complex and an officer of four other registered investment companies in the fund complex.

         The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2003 (i) in the Fund and
(ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NON-INTERESTED DIRECTORS



                                                                                          AGGREGATE DOLLAR RANGE
                                                                                          OF EQUITY SECURITIES IN
                                                                                         ALL REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN
                                        DOLLAR RANGE OF EQUITY SECURITIES                BY DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                                   IN THE FUND                             INVESTMENT COMPANIES
----------------                        ---------------------------------                  --------------------
Lynn S. Birdsong                                       None                                        None

Dr. Robert M. Gavin                                    None                                    Over $100,000

Duane E. Hill                                          None                                        None

Phillip O. Peterson                                    None                                   $10,001-$50,000

Millard Handley Pryor, Jr.                             None                                  $50,001-$100,000





INTERESTED DIRECTORS


                                                                                          AGGREGATE DOLLAR RANGE
                                                                                          OF EQUITY SECURITIES IN
                                                                                         ALL REGISTERED INVESTMENT
                                                                                            COMPANIES OVERSEEN
                                        DOLLAR RANGE OF EQUITY SECURITIES                BY DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                                   IN THE FUND                             INVESTMENT COMPANIES
----------------                        ---------------------------------                  --------------------
Thomas M. Marra                                        None                                    Over $100,000

Lowndes Andrew Smith                                   None                                    Over $100,000

David Mark Znamierowski                                None                                   $10,001-$50,000


         COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended October 31, 2004 and certain other information.


                                                    Pension Or                             Total Compensation
                                 Aggregate     Retirement Benefits     Estimated Annual   From the Company And
                               Compensation     Accrued As Part Of       Benefits Upon    Fund Complex Paid To
  Name of Person, Position   From the Company     Fund Expenses           Retirement           Directors*
--------------------------   ----------------     -------------           ----------           ----------
Lynn S. Birdsong, Director       $27,437               $0                   $0                 $121,750
Winifred E. Coleman,             $24,166               $0                   $0                 $107,250
Director(1)
Dr. Robert M. Gavin,             $31,952               $0                   $0                 $141,750
Director
Duane E. Hill,                   $28,283               $0                   $0                 $125,500
Director
Phillip O. Peterson,             $26,479               $0                   $0                 $117,500
Director
Millard H. Pryor, Jr.,           $28,452               $0                   $0                 $126,250
Director
Lowndes A. Smith, Director       $24,732               $0                   $0                 $109,750



----------------
         *As of October 31, 2004, five registered investment companies in the Complex paid compensation to the directors.


         1 Retired from board of directors of the Company, effective November 4, 2004.


         The sales load for Class A shares of the Fund is waived for present and former officers, directors and employees of the Company, The Hartford, the transfer agent and their affiliates. Such waiver is designed to provide an incentive for individuals that are involved and affiliated with the Fund and their operations to invest in the Fund.

         The Company's Articles of Incorporation provide that the Company to the full extent permitted by Maryland law and the federal securities laws shall indemnify the directors and officers of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


         As of December 20, 2004, the officers and directors of the Company did not beneficially own any class of any shares of the Fund to which this SAI relates. As of that date, no person held any interest in the Fund equal to 5% or more of outstanding shares of any class.



         Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of a fund. A control person may be able to take actions regarding a fund it controls without the consent or approval of other shareholders. As of December 20, 2004, there were no control persons of the Fund.



                       INVESTMENT MANAGEMENT ARRANGEMENTS

         The Company, on behalf of the Fund, has entered into an investment management agreement with HIFSCO. The investment management agreements provide that HIFSCO, subject to the supervision and approval of the Company's board of directors, is responsible for the management of the Fund. In addition, HIFSCO provides administrative services to the Company, including, personnel, services, equipment and facilities and office space for proper operation of the Companies. Although HIFSCO, or its affiliates, have agreed to arrange for the provision of additional services necessary for the proper operation of the Company, the Fund pays for these services directly.

         HIFSCO has entered into sub-advisory agreements with the subadvisers of the Fund. Under the sub-advisory agreements, subject to the general supervision of the board of directors and HIFSCO, a subadviser is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.

         The Company relies on an exemptive order from the Securities and Exchange Commission that permits HIFSCO to appoint new subadvisers, with approval by the board of directors and without obtaining approval from those shareholders that participate in the Fund. Within 90 days after hiring any new subadviser, affected shareholders will receive all information about the new sub-advisory relationship that would have been included if a proxy statement had been required, except as permitted to be modified. HIFSCO will not enter into a sub-advisory agreement with an affiliated subadviser unless shareholders approve such agreement.

         The specific conditions of the exemptive order are as follows:

1. Before the Company may rely on the exemptive order, the operation of the Company under a Manager of Managers structure must be approved by a majority of the outstanding voting securities. This approval was received in a shareholder meeting held August 12, 1999.

2. The Company must disclose in its prospectus the existence, substance and effect of the exemptive order. In addition, the Company must hold itself out to the public as employing the Manager of Managers structure. The prospectus will prominently disclose that HIFSCO has ultimate responsibility (subject to oversight by the board of directors) to oversee the subadvisers and recommend their hiring, termination and replacement.

3. Within ninety (90) days of the hiring of any new subadviser, the shareholders participating in the Fund will be furnished all information about the new subadviser that would be included in a proxy statement, except as modified by the order to permit aggregate fee disclosure. This information will include aggregate fee disclosure and any change in such disclosure caused by the addition of a new subadviser. HIFSCO will meet this condition by providing shareholders with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (the "1934 Act"), except as modified by the order to permit aggregate fee disclosure.

4. HIFSCO will not enter into a sub-advisory agreement with any affiliated subadviser without that sub-advisory agreement, including the compensation to be paid thereunder, being approved by shareholders.

5. At all times, a majority of the board of directors of the Company will be directors who are not "interested persons," as that term is defined in Section 2(a)(19) of the 1940 Act, of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be at the discretion of the then-existing Independent Directors.

6. When a subadviser change is proposed for the Fund with an affiliated subadviser, the board of directors, including a majority of the Independent Directors, will make a separate finding, reflected in the board of directors' minutes, that the change is in the best interests of the Fund and the shareholders participating in the Fund and does not involve a conflict of interest from which HIFSCO or the affiliated subadviser derives an inappropriate advantage.

7. HIFSCO will provide general management services to the Company and the Fund, including overall supervisory responsibility for the general management and investment of the Fund's securities portfolio, and, subject to review and approval by the board of directors, will: (a) set the Fund's overall investment strategies; (b) evaluate, select and recommend subadvisers to manage all or a part of the Fund's assets; (c) allocate and, when appropriate, reallocate the Fund's assets among multiple subadvisers; (d) monitor and evaluate the investment performance of subadvisers; and (e) implement procedures reasonably designed to ensure that the subadvisers comply with the Fund's investment objective, policies and restrictions.

8. No director or officer of the Company or directors or officers of HIFSCO will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in any subadviser except for (i) ownership of interests in HIFSCO or any entity that controls, is controlled by or is under common control with HIFSCO; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or any entity that controls, is controlled by or is under common control with a subadviser.

9. The Company will include in its registration statement the aggregate fee disclosure.

10. Independent counsel knowledgeable about the 1940 Act and the duties of Independent Directors will be engaged to represent the Independent Directors of the Fund. The selection of such counsel will be within the discretion of the then-existing Independent Directors.

11. HIFSCO will provide the board of directors, no less often than quarterly, with information about HIFSCO's profitability. Such information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter.

12. When a subadviser is hired or terminated, HIFSCO will provide the board of directors with information showing the expected impact on HIFSCO's profitability.

         As provided by the investment management agreement, the Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the Fund's average daily net assets.

         The investment management fee rate is as follows:

                Average Daily Net Assets                   Annual Rate
                ------------------------                   -----------
                First $500 million                         0.90%
                Next $500 million                          0.85%
                Amount over $1 billion                     0.80%




         HIFSCO, not the Fund, pays the sub-advisory fees to the sub-advisers. Monthly, each sub-adviser is paid a pro rata portion of an annual fee based on the average daily net assets of the Fund.



         Because the Fund did not commence operations until January 1, 2005, there is no advisory fee or sub-advisory fee information available for the Fund.


         HIFSCO has voluntarily agreed to limit the expenses of each class of the Fund by reimbursing the Fund when total fund operating expenses of the class exceed the following percentages (this policy may be discontinued at any time):



                                                  CLASS A            CLASS B           CLASS C            CLASS Y
                                                  -------            -------           -------            -------
Select MidCap Growth Fund                          1.50%              2.25%             2.25%              1.10%



         Pursuant to the investment management agreement and investment sub-advisory agreements, neither HIFSCO nor the sub-advisers are liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO or a sub-adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. The sub-advisers have agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of the sub-advisers' acts or omissions related to the performance of their duties as set forth specifically in their respective sub-advisory agreements or otherwise from the sub-advisers' willful misfeasance, bad faith or gross negligence.


         HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1995. As of September 30, 2004, HIFSCO had approximately $22.8 billion of assets under management.



         At a meeting of the board of directors of the Company on July 27-28, 2004, the board of directors unanimously voted to approve the Fund's investment management agreement and investment sub-advisory agreements. The board considered the following categories of material factors, among others, relating to the agreements.



         The board considered the nature, extent, and quality of the services to be provided to the Fund by HIFSCO and each of the sub-advisers. The board considered presentations by Fund officers and representatives of HIFSCO and the sub-advisers at meetings of the board on July 14, 2004 and July 27-28, 2004. The board also reviewed materials provided by HIFSCO and the sub-advisers (the "Adviser Materials"). These presentations and the Adviser Materials contained information that assisted the board in assessing each adviser's organizational structure, personnel, capacity, investment process, and regulatory/compliance history, and, with respect to the sub-advisers, each sub-adviser's investment philosophy, performance record, and trade execution capabilities. In addition, the board considered information that suggested that the management styles of the three sub-advisers would complement each other. The board concluded that it was satisfied with the nature, extent and quality of the services proposed to be provided to the Fund by HIFSCO and each of the sub-advisers.



         The board considered the investment performance of the sub-advisers with respect to midcap growth investing. As the Fund is a new Fund, there was no performance history of the Fund for the board to review. The board reviewed presentations by Fund officers and representatives of the sub-advisers and the Adviser Materials regarding prior performance of each sub-adviser in investment objectives and styles similar to the Fund, which included comparisons of the sub-advisers' performance to the performance of the Russell Midcap Growth Index. The board concluded that it was satisfied with each sub-adviser's prior investment performance in the mid-cap growth style proposed for the Fund.



         The board considered the investment management fees to be paid to HIFSCO and by HIFSCO to the sub-advisers. The board reviewed both the Adviser Materials and comparative information on investment management fees paid by similar funds. The board considered the quality of the services to be performed for the Fund by HIFSCO and the sub-advisers, including the sub-advisers' research and fundamental analysis capabilities. The board also considered the long term experience of HIFSCO and the sub-advisers, the compliance structure and systems established by HIFSCO and the sub-advisers, and the financial viability of HIFSCO and the sub-advisers. In addition, the board reviewed information regarding HIFSCO's cost to provide advisory services to the Fund and HIFSCO's profit margin, both over all and as to profits expected from management of the Fund. In the case of the sub-advisers, the board considered HIFSCO's representation that it had negotiated the sub-advisers' fees at arm's length, and that the fees that HIFSCO would pay to the sub-advisers were comparable to fees charged by the sub-advisers to other institutional clients. The board concluded that the management fees to be paid to HIFSCO and the sub-advisers were fair and reasonable. The board also concluded that HIFSCO's expected profit margin with respect to the Fund would not be excessive.



         The board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. In this regard, the board primarily considered the breakpoints in the Fund's advisory and sub-advisory fee schedules and how any benefits from economies of scale would be realized by the various parties. The board reviewed materials providing comparative breakpoint information for other fund groups. The board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of fund investors.



         The board considered other benefits to HIFSCO and the sub-advisers and their affiliates from their relationships with the Fund. The board reviewed information noting that Hartford Life, Inc. may receive fees for fund accounting and related services. The board also reviewed the fact that HASCO, the Fund's transfer agent, will receive transfer agency compensation from the Fund. In addition, the board considered benefits to the sub-advisers from their proposed use of the Fund's brokerage commissions to obtain research that could be used for the sub-advisers' clients other than the Fund, and representations from HIFSCO and the sub-advisers that the sub-advisers would not be making any revenue sharing payments or any other type of distribution payments to HIFSCO or its affiliates.



         Based upon its review of these various factors, among others, the board concluded that it is in the best interests of the Fund and its shareholders for the board to approve the investment management agreement and investment sub-advisory agreements for the Fund. In reaching this decision, the board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the independent directors met separately in executive session and with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.


         The investment management agreement and investment sub-advisory agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the agreements or interested persons of any party to the agreements, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. The agreements automatically terminate upon assignment as defined under the 1940 Act. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the agreement or by vote of the holders of a majority of the outstanding voting securities of the Fund. The investment sub-advisory agreements may be terminated at any time without the payment of any penalty by the board of directors of the Company or by vote of a majority of the outstanding voting securities of the Fund, by HIFSCO upon written notice to the applicable sub-adviser, and by the applicable sub-adviser upon 90 days' written notice to HIFSCO. The investment sub-advisory agreements also terminate automatically upon the termination of the corresponding investment management agreement.



         Hartford Life, an affiliate of HIFSCO, provides fund accounting services to the Fund pursuant to a fund accounting agreement by and between the Company, on behalf of the Fund, and Hartford Life. These services include, but are not limited to, daily pricing of portfolio securities; computation of the net asset value and the net income of the Fund in accordance with the Fund's prospectuses and statement of additional information; calculation of dividend and capital gain distributions, if any; calculation of yields on the Fund and all classes thereof; preparation of various reports; and such other similar services with respect to the Fund as may be reasonably requested by the Fund. In consideration of services rendered and expenses assumed pursuant to this agreement, the Fund pays Hartford Life a fee calculated at the annual rate of 0.02% of its aggregate net assets. Because the Fund did not commence operations until January 1, 2005, there is no information with respect to compensation paid to Hartford Life.


         The Fund, HIFSCO and the sub-advisors have each adopted a code of ethics designed to protect the interests of the Fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities.

         Subject to any policy established by the Company's board of directors, the board of directors of the Fund and HIFSCO, the sub-advisers to the Fund are primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the sub-advisers to the Fund generally seek reasonably competitive spreads or commissions, the Fund does not necessarily pay the lowest possible spread or commission. Upon instructions from HIFSCO, the sub-advisers to the Fund may also direct certain brokerage transactions to brokers/dealers that pay for certain services used by the Fund.

         The sub-advisers to the Fund generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, the sub-advisers to the Fund may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

         While the sub-advisers to the Fund seek to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, broker-dealers who provide investment research to the sub-advisers may receive orders for transactions from the sub-advisers. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the sub-advisers to the Fund, the Fund will be benefited by such research services, the sub-advisers are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received is in addition to and not in lieu of the services required that the sub-advisers to the Fund must perform under their respective investment subadvisory agreements. The expenses of the sub-advisers to the Fund are not necessarily reduced as a result of the receipt of such information. The sub-advisers to the Fund may use such research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Fund may benefit from such research obtained by the sub-advisers to the Fund for portfolio transactions for other clients.

         Investment decisions for the Fund are made independently from those of any other clients that are managed by the sub-advisers to the Fund or their affiliates. If, however, accounts managed by the sub-advisers to the Fund are simultaneously engaged in the purchase of the same security, then, as authorized by the Fund's board of directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in a manner determined by the sub-advisers to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue). Likewise, if accounts managed by the sub-advisers to the Fund are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

         Accounts managed by the sub-advisers to the Fund (or its affiliates) may hold securities held by the Fund . Because of different investment objectives or other factors, a particular security may be purchased by the sub-advisers to the Fund for one client when one or more other clients are selling the same security.


         Because the Fund did not commence operations until January 1, 2005, there is no brokerage commission information available for the Fund.


                                  FUND EXPENSES

         EXPENSES OF THE FUND The Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence,
(2) registration of the Fund under the 1940 Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees, (6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) association membership dues, (12) fees, expenses and disbursements of custodians for all services to the Fund, (13) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (14) expenses for servicing shareholder accounts, (15) any direct charges to shareholders approved by the directors of the Fund, (16) compensation and expenses of directors of the Fund who are not "interested persons" of the Fund, and (17) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto.

                            DISTRIBUTION ARRANGEMENTS

GENERAL

         Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement initially approved by the board of directors of the Company. HIFSCO is a registered broker-dealer and member of the NASD. Shares of the Fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of the Fund. HIFSCO is not obligated to sell any specific amount of shares of the Fund.

         HIFSCO is authorized by the Company to receive purchase and redemption orders on behalf of the Fund. HIFSCO is authorized to designate other intermediaries to receive purchase or redemption orders on the Fund's behalf. In these circumstances the Fund is deemed to have received a redemption or purchase order when an authorized broker or, if applicable, a broker's authorized designee receives the order. Such orders are priced at the Fund's net asset value next computed, including any applicable sales charges, after they are received by the authorized brokers or the broker's authorized designee and accepted by the Company.

         In addition to the commissions (reallowed and/or advanced) and Rule 12b-1 fees described in this SAI and in the Fund's prospectuses, HIFSCO and its affiliates pay, out of their own assets, significant additional compensation to broker-dealers, financial institutions and other persons ("Financial Intermediaries") in connection with the sale and distribution of the Fund's shares ("Additional Payments"). Certain Additional Payments are generally based on average net assets (or on aged assets) of the Fund attributable to a particular Financial Intermediary, on sales of the Fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges. Such Additional Payments are generally made for the placement of the Fund on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the Fund within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the Fund and payments for providing extra employee training and information relating to the Fund and (2) "marketing support" fees for providing assistance in promoting the sale of the Fund's shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.


         As of October 31, 2004, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the Fund attributable to a particular Financial Intermediary, on sales of the Fund's shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Citicorp Investment Services, Citigroup Global Markets, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., ING Advisors Network, Investment Professionals, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott LLC, Jefferson Pilot

Securities Corporation, Linsco/Private Ledger Corp., Main Street Management Company, Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Mutual Service Corporation, NCF Financial Services, Inc., NEXT Financial Group, Inc., NFP Securities, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., Raymond James & Associates, Raymond James Financial Services, Round Hill Securities, Inc., Southtrust Securities, Inc., Stifel, Nicolaus & Company, Incorporated, Securities America, Inc., The Huntington Investment Company, Triad Advisors, Inc., UBS Financial Services Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.




         The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Fund's shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the Fund's shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. HIFSCO may provide additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the Fund attributable to Edward Jones, on assets invested in the Fund attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). In the event that the arrangement with Edward Jones is terminated, HIFSCO may be required to pay Edward Jones additional profit-sharing based compensation. In addition, HIFSCO may pay Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. Because the Fund did not commence operations until December 31, 2004, there is no information regarding Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Edward Jones.



         Because the Fund did not commence operations until January 1, 2005, there is no information regarding total Additional Payments, including Negotiated Additional Amounts, paid by HIFSCO or its affiliates to Financial Intermediaries.


         Aside from Additional Payments made in connection with the sale and distribution of the Fund's shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

COMMISSIONS TO DEALERS


         Because the Fund did not commence operations until January 1, 2005, there is no information regarding the aggregate dollar amount of commissions received by HIFSCO for the sale of Fund shares.


         Generally, commissions on sales of Class A shares are reallowed to broker-dealers as follows:


                                               FRONT-END SALES       FRONT-END SALES
                                                 CHARGE AS A           CHARGE AS A          COMMISSION AS
                                                PERCENTAGE OF     PERCENTAGE OF AMOUNT      PERCENTAGE OF
AMOUNT OF PURCHASE                             OFFERING PRICE           INVESTED           OFFERING PRICE
------------------                             --------------           --------           --------------
Less than $50,000                                   5.50%                 5.82%                 4.75%

$50,000 or more but less than $100,000              4.50%                 4.71%                 4.00%

$100,000 or more but less than $250,000             3.50%                 3.63%                 3.00%

$250,000 or more but less than $500,000             2.50%                 2.56%                 2.00%


                                               FRONT-END SALES       FRONT-END SALES
                                                 CHARGE AS A           CHARGE AS A          COMMISSION AS
                                                PERCENTAGE OF     PERCENTAGE OF AMOUNT      PERCENTAGE OF
AMOUNT OF PURCHASE                             OFFERING PRICE           INVESTED           OFFERING PRICE
------------------                             --------------           --------           --------------
$500,000 or more but less than $1 million           2.00%                 2.04%                 1.75%

$1 million or more(1)                                0%                    0%                    0%


         (1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

         HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers. HIFSCO also may pay dealers of record commissions on purchases over $1 million in an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

         HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 1% of the purchase price of Class C shares purchased through dealers.

         HIFSCO's principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06089. HIFSCO was organized as a Delaware corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

DISTRIBUTION PLANS

         The Company, on behalf of the Fund, has adopted separate distribution plans (the "Plans") for Class A, Class B and Class C shares of the Fund pursuant to appropriate resolutions of the Company's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset-based sales charges.

         CLASS A PLAN Pursuant to the Class A Plan, the Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of the Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of the Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. However, the Company's board of directors has currently authorized Rule 12b-1 payments of only up to 0.25% of the Fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses.

         CLASS B PLAN Pursuant to the Class B Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

         CLASS C PLAN Pursuant to the Class C Plan, the Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

         GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the Fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These plans are considered compensation type plans which means that the Fund pays HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the Fund will not be obligated to pay more than that fee.

         In accordance with the terms of the Plans, HIFSCO provides to the Fund, for review by the Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

         The Plans were adopted by a majority vote of the board of directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors of the Company believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the board of directors of the Company in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the board of directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the Fund. A Plan will automatically terminate in the event of its assignment.


         Because the Fund did not commence operations until January 1, 2005, there is no information regarding 12b-1 fees paid by the Fund.


                        PURCHASE AND REDEMPTION OF SHARES

         For information regarding the purchase of Fund shares, see "About Your Account -- Buying Shares" in the Fund's prospectuses.

         For a description of how a shareholder may have the Fund redeem his/her shares, or how he/she may sell shares, see "About Your Account -- Selling Shares" in the Fund's prospectuses.


         RIGHTS OF ACCUMULATION The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares, and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company ("HASCO"), The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.



         LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of any fund of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Rights of Accumulation." Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on an LOI may include holdings as described above under "Rights of Accumulation." Additional information about the terms of the LOI are available from your registered representative or from HASCO at 1-888-843-7824. HASCO, The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.


         SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares not subject to a CDSC (except as noted below) of the Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

         The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder, (2) upon receipt by the Fund of appropriate evidence of the shareholder's death, or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

         SPECIAL REDEMPTIONS Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Company's directors. When the shareholder sells portfolio securities received in this fashion, he/she would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one account.

         DEFERRED SALES CHARGE ON CLASS A, CLASS B AND CLASS C SHARES Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

         Class A shares which were purchased without a front-end sales charge and which are redeemed within eighteen months of purchase, Class B shares which are redeemed within six years of purchase, and Class C shares which are redeemed within one year of purchase, are subject to a CDSC at the rates set forth in the prospectus as a percentage of the dollar amount subject to the CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A, Class B or Class C shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

         The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

         In determining whether a CDSC applies to a redemption, the calculation is determined in a manner that results in the lowest possible rate being charged. To determine whether a CDSC applies, the Fund redeems shares in the following order: (1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

         When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.


         Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the Fund to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the applicable Fund to sell the Class B shares without a sales charge being deducted, and to sell Class A shares with a 4.50% or 5.50% maximum sales charge, as applicable, at the time of purchase.


         The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to the CDSC in the following cases:

         o to make SWP payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

         o        because of shareholder death or disability,

         o because of the death or disability of the grantor of a living trust,

         o under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

         o        for retirement plans under the following circumstances:

                  (1)      to return excess contributions,

                  (2)      hardship withdrawals as defined in the plan,

                  (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

                  (4) to meet minimum distribution requirements under the Internal Revenue Code,

                  (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

                  (6)      after separation from service.


SUSPENSION OF REDEMPTIONS

         The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of all classes of the Fund is determined by Hartford Life in the manner described in the Fund's prospectuses. The Fund is closed for business and does not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by the Fund will be valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by the Fund's board of directors. Debt investments held by the Fund with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Equity securities are valued at the official closing price or at the last sales price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid-ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Securities quoted in foreign currencies are translated into U.S. dollars at the prevailing exchange rates. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Fund's boards of directors.

         Foreign securities markets may trade on days when the Fund does not compute its net asset value or may close at times that differ from the close of the NYSE. With respect to the valuation of securities principally traded on foreign markets, the Fund uses a fair value pricing service approved by the Fund's board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE.

         Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.


         The Fund's maximum offering price per Class A shares is determined by adding the maximum sales charge to the net asset value per share. Class B, Class C and Class Y shares are offered at net asset value without the imposition of an initial sales charge.



                        CAPITALIZATION AND VOTING RIGHTS


         The Company was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 16.8 billion shares of common stock, par value $0.001 per share ("Common Stock"). The shares of Common Stock are divided into thirty-six series: Advisers Fund (760,000,000 shares); Capital Appreciation Fund (620,000,000 shares); Capital Preservation Fund (660,000,000 shares); Disciplined Equity Fund (300,000,000 shares); Dividend and Growth Fund (500,000,000 shares); Equity Income Fund (300,000,000 shares); Focus Fund (300,000,000 shares); Focus Growth Fund (300,000,000 shares); Global Communications Fund (300,000,000 shares); Global Financial Services Fund (300,000,000 shares); Global Health Fund (300,000,000 shares); Global Leaders Fund (300,000,000 shares); Global Technology Fund (300,000,000 shares); High Yield Fund (300,000,000 shares); Income Fund (300,000,000 shares); Inflation Plus Fund (400,000,000 shares); International Capital Appreciation Fund (300,000,000 shares); International Opportunities Fund (300,000,000 shares); International Small Company Fund (300,000,000 shares); MidCap Fund (460,000,000 shares); MidCap Value Fund (300,000,000 shares); Money Market Fund (2,700,000,000 shares); Principal Protection Fund (300,000,000 shares); Select MidCap Growth Fund (300,000,000 shares); Short Duration Fund (300,000,000 shares); Small Company Fund (300,000,000 shares); Stock Fund (300,000,000 shares); Tax-Free California Fund (300,000,000 shares); Tax-Free New York Fund (300,000,000 shares); Total Return Bond Fund (300,000,000 shares); Value Fund (300,000,000 shares); Aggressive Growth Allocation Fund (300,000,000 shares); Growth Allocation Fund (300,000,000 shares); Balanced Allocation Fund (300,000,000 shares); Conservative Allocation Fund (300,000,000 shares); and Income Allocation Fund (300,000,000 shares).


         The board of directors of the Company may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the Company. The Company's board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the directors of the Company have authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class Y shares.

         Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the Fund and, upon liquidation or dissolution, in the net assets of the Fund remaining after satisfaction of outstanding liabilities. The shares of the Fund, and each class within the Fund, are, when issued, fully paid and non-assessable. Such shares have no preemptive or, for Class A, Class C and Class Y shares, conversion rights and are freely transferable.

         As an investment company incorporated in Maryland, the Company is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Fund's independent accountants.

         Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. When required by law, if the holders of 25% or more of the Company's outstanding shares request it in writing, a meeting of the Company's shareholders will be held to approve or disapprove the removal of director or directors.

         Matters in which the interests of all the series of the Company are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders of the Company without regard to the separate series. Matters that affect all or several series, but where the interests of the series are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each series. Matters that affect only one series (such as a change in its fundamental policies) are voted on separately for the series by the shareholders of that series. Likewise, matters that affect only one class of shares of a series (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

                                      TAXES

FEDERAL TAX STATUS OF THE FUND

The following discussion of the federal tax status of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

         The Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for the Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), and to qualify as a regulated investment company each year. If the Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Company intends the Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable under the Code. In particular, the Fund generally is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).


         The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, as well as net income from interests in certain publicly traded partnerships; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or if one or more qualified publicly traded partnerships.


         The Fund generally will endeavor to distribute (or treat as deemed distributed) to its shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

         In addition, in order to avoid a 4% nondeductible federal excise tax on certain of its undistributed income, the Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year,
(2) 98% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the "excise tax avoidance requirements").

         Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Company intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable.



         The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. The Company seeks to monitor transactions of the Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules.

         If for any taxable year the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state and local, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (with such dividend income including dividends derived from interest on tax-exempt obligations) to the extent of such Fund's available earnings and profits.

         If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

         Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         The Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

         The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of the Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.


         In general, as described in the prospectus, distributions from the Fund are generally taxable to shareholders as ordinary income, qualified dividend income, or long-term capital gains. Distributions of the Fund's investment company taxable income (other than qualified dividend income) are taxable as ordinary income to shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. The Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to the Fund as capital gain distributions. Distributions from net short-term capital gains are taxable to a shareholder as ordinary income. Distributions of the Fund's net capital gain properly designated by the Fund as "capital gain dividends" are taxable to a shareholder as long-term capital gain regardless of the shareholder's holding period for his or her shares and regardless of whether paid in cash or reinvested in additional shares. To the extent that the Fund derives dividends from domestic corporations, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if those shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend. Properly designated distributions of qualified dividend income generally are taxable to individual shareholders at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Dividend distributions will not be eligible for the reduced rates applicable to qualified dividend income unless, among other things, the shares held by the Fund with respect to which dividends are paid, the shares of the Fund are deemed to have been held by the Fund and the shareholders, respectively, for more than 60 days during the 121-day period beginning 60 days before the shares become ex-dividend. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distribution in cash. For a summary of the tax rates applicable to capital gains, including capital gain dividends, see the discussion below.


         At the Company's option, the Company may cause the Fund to retain some or all of its net capital gain for a tax year, but may designate the retained amount as a "deemed distribution." In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder's cost basis for his or her shares. Since the Company expects the Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid by the Fund on his or her behalf. In the event that the Company chooses this option on behalf of the Fund, the Company must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

         Any dividend declared by the Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.


         An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of the Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.


         A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder's adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss if such shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of the Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

         In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of the Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of the same or another Fund of the Company on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

         In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their net long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares) and certain qualified dividend income, while other income may be taxed at rates as high as 35%. Corporate taxpayers currently are subject to federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

         The Fund's ordinary income dividends from domestic corporations may, if certain conditions are met, qualify for the dividends received deduction for corporate shareholders to the extent that the Fund has received qualifying dividend income during the taxable year; capital gain dividends distributed by the Fund are not eligible for the dividends received deduction. The dividends received deduction is reduced to the extent that the shares held by the Fund are treated as debt financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or a shareholder, as the case may be, for less than 46 days during the 90 day period that begins 45 days before the stock becomes ex dividend.

         The Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year's distributions generally is reported to the IRS. Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder's particular situation.


         Dividends paid by the Fund to a non-U.S. shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty). Certain properly designated dividends paid by the Fund, however, generally are not subject to this tax, to the extent paid from net capital gains, the excess of net short-term capital gains over net long-term capital losses, or net U.S. source interest income.


         The Fund may be required to withhold U.S. federal income tax at a rate of 28% ("backup withholding") from all taxable distributions payable to (1) any shareholder who fails to furnish the Company with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Company that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual's taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

                              PRINCIPAL UNDERWRITER

         HIFSCO, the investment manager of the Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

                                    CUSTODIAN

         Portfolio securities of the Fund are held pursuant to a separate Custody Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

         Hartford Administrative Services Company ("HASCO"), 500 Bielenberg Drive, Woodbury, Minnesota 55125, is the transfer agent for the Fund. As transfer agent, HASCO, among other things, receives and processes purchase and redemption orders, effects transfers of shares, prepares and transmits payments for dividends and distributions, and maintains records of account. For its services, HASCO is paid a fee based on assets or number of accounts, depending on the class of shares.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


         The financial statements and the financial highlights will be audited by Ernst & Young LLP, the Fund's independent registered public accounting firm. The principal business address of Ernst & Young, LLP is 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


                                OTHER INFORMATION

         The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Fund at any time, or to grant the use of such name to any other company.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Fund has granted to its respective subadvisers the authority to vote proxies on its behalf with respect to the assets managed by the subadvisors. A summary of each subadviser's proxy voting policies and procedures is set forth in Appendix B to this SAI.


         Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available (1) without charge, upon request, by calling 1-888-843-7824 and (2) on the SEC's website at www.sec.gov.


                              FINANCIAL STATEMENTS

         An annual report for the Fund will be available once the Fund has completed its first annual period.

                                   APPENDIX A


         The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

         STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

         AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

         BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER


         MOODY'S

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         STANDARD & POOR'S

         The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

         -        Liquidity ratios are adequate to meet cash requirements.

         Liquidity ratios are basically as follows, broken down by the type of issuer:

                  Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

                  Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

                  Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

         - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

         - The issuer has access to at least two additional channels of borrowing.

         - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

         - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

         -        The reliability and quality of management are unquestioned.

RATING OF TAX EXEMPT BONDS

         STANDARD & POOR'S RATINGS SERVICES. Its ratings for municipal debt have the following definitions:

         Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

         Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

         Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or ""BB" rating.

         Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used to debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating "CI" is reserved for income bonds on which no interest is being paid.

         Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the legal investment laws of various states impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

         MOODY'S INVESTORS SERVICE, INC.: Its ratings for municipal bonds include the following:

         Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated "Aa" are judged to be of high qualify by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risk appear somewhat larger than in Aaa securities.

         Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grate obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

RATING OF MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

         STANDARD & POOR'S RATINGS SERVICES. A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

         Note rating symbols are as follows:

         SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2 - Satisfactory capacity to pay principal and interest.

         SP-3 - Speculative capacity to pay principal and interest.

         MOODY'S INVESTORS SERVICES. Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. In the case of variable rate demand obligations, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of variable rate demand obligations is designated as VMIG. Moody's ratings for short-term loans have the following definitions:

         MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG-3/VMIG-3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG-4/VMIG-4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

RATING OF TAX-EXEMPT DEMAND BONDS

         Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes", Standard & Poor's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

INTERNATIONAL LONG-TERM CREDIT RATINGS

         FITCH, INC.

         The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

         AAA
         Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA
         Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A
         High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB
         Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

         BB
         Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B
         Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC, CC, C
         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         DDD, DD, D
         Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

         FITCH, INC.

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         F1
         Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2
         Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         F3
         Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B
         Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         C
         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

         D
         Default.  Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                   APPENDIX B


        CHARTWELL INVESTMENT PARTNERS, L.P. -- SUMMARY OF PROXY VOTING POLICIES
                                 AND PROCEDURES


Investment Advisers Act Rule 206(4)-6 requires every SEC-registered adviser that exercises proxy voting authority over client securities to:

         o        Adopt and follow written proxy voting policies and procedures;

         o Provide clients with a summary of those policies and procedures;

         o Let clients know how to obtain copies of the adviser's proxy voting policies and procedures as well as information about how the adviser voted their proxies; and

         o        Keep certain records relating to proxy voting.

Chartwell's policy is to vote all client proxies in the client's best interests. We seek to achieve this result by voting in the manner that, in our judgment, is most likely to maximize total return to the client as an investor in the securities being voted.

We have developed written proxy voting policies, procedures and guidelines for voting specific types of proposals. We have established a Proxy Voting Committee to oversee and manage the process by which we vote proxies on behalf of clients who have entrusted us with this authority.

We have retained Institutional Shareholder Services, Inc., a well-known, independent proxy voting service, to provide us analyses of proxy voting proposals, recommendations on how to vote and to assist us in managing the process of casting votes in a timely manner and keeping track of our voting record. In the past, we have relied on ISS' analyses and recommendations to guide our proxy voting decisions, and we generally vote in accordance with those recommendations, unless we reach a different conclusion about how a particular proposal should be voted. We expect to continue to do so. In the event we identify a conflict of interest between our interests and those of our clients on any proxy voting issue, we vote the proxy in accordance with our written proxy voting guidelines, or, if our guidelines do not specify how the vote will be cast, we will defer to ISS' recommendation on that matter.

We will update our proxy voting policies, procedures and guidelines from time to time as conditions dictate, and will make copies available to you on request. Our voting record also is available to you in printed form or electronically.

Should you desire a copy of our proxy voting policies and procedures, including our voting guidelines, or information on how we voted proxies on your behalf, please contact Maria Pollack, Partner/Director of Client Administration, at
(610)407-4838.

    GOLDMAN SACHS ASSET MANAGEMENT, L.P. -- SUMMARY OF PROXY VOTING POLICIES
                                 AND PROCEDURES

Proxy voting and Goldman Sachs' understanding of corporate governance issues are important elements of the portfolio management services Goldman Sachs' performs for our advisory clients who have authorized us to address these matters on their behalf. Goldman Sachs has adopted policies and procedures (the "Policy") for the voting of proxies on behalf of client accounts for which we have voting discretion. Under the Policy, Goldman Sachs' guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that tend to maximize a company's shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect Goldman Sachs' belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

         The principles and positions reflected in the Policy are designed to guide Goldman Sachs in voting proxies, and not necessarily in making investment decisions. Senior management of Goldman Sachs will periodically review the Policy to ensure that it continues to be consistent with Goldman Sachs' guiding principles.

         PUBLIC EQUITY INVESTMENTS. To implement these guiding principles for investments in publicly-traded equities, Goldman Sachs follows proxy voting guidelines (the "Guidelines") developed by Institutional Shareholder Services ("ISS"), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors Goldman Sachs' generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

         ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is Goldman Sachs' policy generally to follow the Guidelines and recommendations from ISS, the Goldman Sachs' portfolio management teams ("Portfolio Management Teams") retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.

         In addition to assisting Goldman Sachs in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by Goldman Sachs to determine whether they are consistent with Goldman Sachs' guiding principles. ISS also assists Goldman Sachs' in the proxy voting process by providing operational, recordkeeping and reporting services.

         Goldman Sachs is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. Goldman Sachs may hire other service providers to replace or supplement ISS with respect to any of the services the Investment Adviser currently receives from ISS.


         Goldman Sachs has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include Goldman Sachs' use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS's recommendations, and the establishment of information barriers between Goldman Sachs and other businesses within The Goldman Sachs Group, Inc.

         FIXED INCOME AND PRIVATE INVESTMENTS. Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund's managers based on their assessment of the particular transactions or other matters at issue.

      NORTHERN CAPITAL MANAGEMENT, LLC -- SUMMARY OF PROXY VOTING POLICIES
                                 AND PROCEDURES

In accordance with SEC Rule 206(4)-6, under the Investment Advisers Act of 1940, this letter summarizes Northern Capital's proxy voting policies.

DESCRIPTION OF NORTHERN CAPITAL'S PROXY VOTING POLICIES AND PROCEDURES:

As part of its advisory service, Northern Capital will vote proxies of portfolio securities on matters such as corporate governance, mergers, acquisitions, reorganizations, and stock splits. A client is asked to make an election as to proxy voting authority in Northern Capital's investment management agreement. If a client does not indicate its election, Northern Capital will assume that the client wishes to confer authority on Northern Capital to vote proxies.

Northern Capital votes such proxies in accordance with its Proxy Voting Policies and Procedures ("Policies"). The general principal of the Policies is to vote proxies consistent with the best interests of advisory clients considering all relevant factors.

Proxy research and recommendations are received through a third party proxy voting service. To ensure that votes are cast in the best interest of each client, Northern Capital's Investment Committee reviews all research and recommendations before making a final voting decision.

Northern Capital's Policies give a general indication as to how proxies are voted or what factors are taken into consideration when voting on various issues. The Policies also address record keeping requirements and the steps that will be taken to resolve any potential conflicts of interest.

                                     PART C

                                OTHER INFORMATION

Item 23.       Exhibits

       a.(i) Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9,
               1996)

      a.(ii) Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment #23 filed on October 25,
               2002)

     a.(iii) Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment #23 filed on October 25,
               2002)

      a.(iv) Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment #24 filed on December 16, 2002)

       a.(v) Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19,
               2003)

      a.(vi) Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19,
               2003)

     a.(vii) Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment #28 filed on December 15,
               2003)

    a.(viii) Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

      a.(ix) Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment #37 filed on December 23,
               2004)

          b. By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment #27 filed on August 19, 2003)

          c.   Not Applicable

       d.(i) Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20, 1997)
      d.(ii) Amendment Number 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

     d.(iii) Amendment Number 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(iv) Amendment Number 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

       d.(v) Amendment Number 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(vi) Amendment Number 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

     d.(vii) Amendment Number 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

    d.(viii) Amendment Number 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(ix) Amendment Number 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

       d.(x) Form of Amendment Number 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

      d.(xi) Form of Amendment Number 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

     d.(xii) Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20, 1997)
    d.(xiii) Amendment Number 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

     d.(xiv) Amendment Number 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      d.(xv) Amendment Number 3 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

     d.(xvi) Amendment Number 4 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

    d.(xvii) Amendment Number 5 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   d.(xviii)   Amendment Number 6 to Investment Sub-Advisory Agreement with
               Wellington Management Company, LLP (incorporated by reference to
               Post-Effective Amendment #25 filed on February 28, 2003)

     d.(xix) Amendment Number 7 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

      d.(xx) Investment Services Agreement with Hartford Investment Management Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment #3 filed on June 20, 1997)

     d.(xxi) Amendment Number 1 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

    d.(xxii) Amendment Number 2 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

   d.(xxiii)   Form of Investment Sub-Advisory Agreement with Chartwell
               Investment Partners, L.P. (filed herewith)

    d.(xxiv) Form of Investment Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. (filed herewith)
     d.(xxv) Form of Investment Sub-Advisory Agreement with Northern Capital Management, LLC (filed herewith)

       e.(i) Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(ii) Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment #1 filed on June 27, 1996)

     e.(iii) Amendment Number 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(iv) Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

       e.(v) Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(vi) Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment #20 filed on February 15, 2002)

     e.(vii) Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

    e.(viii) Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(ix) Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

       e.(x) Amendment Number 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      e.(xi) Amendment Number 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)
     e.(xii) Form of Amendment Number 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

    e.(xiii) Form of Amendment Number 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

          f.   Not Applicable

       g.(i) Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

      g.(ii) Amendment Number 1 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

     g.(iii) Amendment Number 2 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

      g.(iv) Amendment Number 3 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

       g.(v) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

      g.(vi) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

     g.(vii) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28,
               2003)

    g.(viii) Amendment Number 4 to Custodian Agreement (incorporated by reference to Post-Effective Amendment #24 filed on December 16,
               2002)

      g.(ix) Letter Amendment to Custodian Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15,
               2003)

       g.(x) Tenth Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #29 filed on January 29, 2004)

      g.(xi) Form of Eleventh Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

     g.(xii) Form of Twelveth Amendment to Custodian Contract (incorporated by reference to Post-Effective Amendment #37 filed on December 23,
               2004)
    g.(xiii) Remote Services Agreement - State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment #26 filed on June 6, 2003)

       h.(i) Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc. and Hartford Administrative Services Company dated November 1, 2001 (incorporated by reference to Post-Effective Amendment #20 filed on February 15, 2002)

      h.(ii) Amendment Number 1 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #25 filed on February 28, 2003)

     h.(iii) Amendment Number 2 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

      h.(iv) Amendment Number 3 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

       h.(v) Form of Amendment Number 4 to Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

      h.(vi) Share Purchase Agreement (incorporated by reference to Post-Effective Amendment #35 filed on May 19, 2004)

          i.   Opinion and Consent of Counsel (filed herewith)

          j.   Consent of Independent Auditors (filed herewith)

          k.   Not Applicable

          l.   Not Applicable

          m. Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B and Class C Shares (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

          n. Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #37 filed on December 23,
               2004)

          o.   Not Applicable
       p.(i) Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

      p.(ii) Code of Ethics of Hartford Investment Management Company and Hartford Investment Services, Inc. (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

     p.(iii) Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

      p.(iv) Code of Ethics of Chartwell Investment Partners, L.P. (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

       p.(v) Code of Ethics of Goldman Sachs Asset Management, L.P. (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

      p.(vi) Code of Ethics of Northern Capital Management, LLC (incorporated by reference to Post-Effective Amendment #37 filed on December 23, 2004)

       q.(i) Power of Attorney (incorporated by reference to Post-Effective Amendment #28 filed on December 15, 2003)

      q.(ii) Certified copy of Board Resolution (incorporated by reference to Post-Effective Amendment #24 filed on December 16, 2002)

Item 24.    Persons controlled by or under Common Control with Registrant

            As of November 30, 2004, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 27, 2004.

            In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of November 30, 2004 more than 25% of the following funds:

                           The Hartford Global Communications Fund
                           The Hartford Global Financial Services Fund
                           The Hartford Tax-Free California Fund

                           The Hartford Tax-Free New York Fund

Item 25.    Indemnification

            Article V of the Registrant's Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant's initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms,
            Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

            Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty;
            (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

            Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding an who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

            Section 2-418 further provides that indemnification provided for by
            Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

            Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

                                 Position with Hartford Investment
Name                             Financial Services, LLC                 Other Business
----                             -----------------------                 --------------
Thomas M. Marra                  President and Chief Executive Officer   President and Chief Operating Officer of Hartford
                                 and Manager                             Life, Inc. ("HL, Inc. ")(1)

John C. Walters                  Executive Vice President and Manager    Executive Vice President of Hartford Life
                                                                         Insurance Company ("HLIC")(2)

George R. Jay                    Chief Broker-Dealer Compliance Officer  Assistant Vice President, HLIC

Walter E. Watkins, Jr.           Chief Investment Compliance Officer     Chief Compliance Officer of HL Investment
                                                                         Advisors, LLC(3)

Lizabeth H. Zlatkus              Executive Vice President and Chief      Executive Vice President, Chief Financial Officer
                                 Financial Officer                       and Director of HLIC

David M. Znamierowski            Executive Vice President , Chief        President of Hartford Investment Management
                                 Investment Officer and Manager          Company ("Hartford Investment Management")(4)

Neal S. Wolin                    Executive Vice President and General    Executive Vice President and General Counsel of
                                 Counsel                                 The Hartford Financial Services Group, Inc. ("The
                                                                         Hartford")(5)

David A. Carlson                 Senior Vice President and Deputy Chief  Senior Vice President and Deputy Chief Financial
                                 Financial Officer                       Officer of HL, Inc.

John N. Giamalis                 Senior Vice President and Treasurer     Vice President and Treasurer of HL Inc.

Brian S. Becker                  Senior Vice President and Secretary     Senior Vice President and Secretary of HLIC

Christopher Hanlon               Senior Vice President                   Senior Vice President of Hartford Investment
                                                                         Management

David N. Levenson                Senior Vice President                   Senior Vice President of HLIC

William H. Davison, Jr.          Senior Vice President                   Managing Director of Hartford Investment
                                                                         Management

Kevin J. Carr                    Vice President and Assistant Secretary  Assistant General Counsel of The Hartford

Edward C. Caputo                 Vice President                          Investment Officer of Hartford Investment
                                                                         Management

Mary Jane Fortin                 Vice President                          Senior Vice President of HL Inc.

Tamara L. Fagely                 Controller                              Vice President of Hartford Administrative
                                                                         Services Company ("HASCO")(6)

Todd G. Picken                   Assistant Vice President and Assistant  Assistant Treasurer of HLIC
                                 Treasurer

Robert W. Beltz, Jr.             Assistant Vice President                Vice President, Securities Operations of HASCO

Sarah J. Harding                 Assistant Secretary                     Assistant Secretary of HLIC

Diane E. Tatelman                Assistant Secretary                     Assistant Secretary of HL Inc.

Patricia A. Lavoie               Assistant Secretary                     Assistant Secretary of HLIC

Richard G. Costello              Assistant Secretary                     Vice President, Assistant General Counsel and
                                                                         Corporate Secretary of The Hartford

Dawn M. Cormier                  Assistant Secretary                     Assistant Secretary of HL Inc.

(1) The principal business address for HL, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.

(3) The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.

(4) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.

(5) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

(6) The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.

Item 27. Principal Underwriters

      Hartford Investment Financial Services, LLC ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address   Positions and Offices with Underwriter            Position and Offices with Registrant
-----------------------------------   --------------------------------------            ------------------------------------
Thomas M. Marra(1)                    President and Chief Executive Officer and
                                      Manager                                           Director

John C. Walters(1)                    Executive Vice President and Manager              Vice President

George R. Jay(1)                      Chief Broker-Dealer Compliance Officer            Vice President

Walter E. Watkins, Jr.(1)             Chief Investment Compliance Officer               None

Lizabeth H. Zlatkus(1)                Executive Vice President and Chief Financial
                                      Officer                                           None

David M. Znamierowski(2)              Executive Vice President and Chief Investment
                                      Officer and Manager                               President and Director

Neal S. Wolin(3)                      Executive Vice President and General Counsel      None

David A. Carlson(1)                   Senior Vice President and Deputy Chief
                                      Financial Officer                                 None

John N. Giamalis(3)                   Senior Vice President and Treasurer               None

Brian Becker(3)                       Senior Vice President and Secretary               None

Christopher Hanlon(2)                 Senior Vice President                             None

David N. Levenson(1)                  Senior Vice President                             Vice President

William H. Davison, Jr.(2)            Senior Vice President                             Vice President

Kevin J. Carr(1)                      Vice President and Assistant Secretary            Vice President and Secretary

Edward C. Caputo(2)                   Vice President                                    None

Mary Jane Fortin(1)                   Vice President                                    Vice President

Tamara L. Fagely(1)                   Controller                                        Vice President, Controller and
                                                                                        Treasurer

Todd G. Picken(3)                     Assistant Treasurer                               None

Robert W. Beltz, Jr.(4)               Assistant Vice President                          Vice President

Sarah J. Harding(1)                   Assistant Secretary                               None

Diane E. Tatelman(1)                  Assistant Secretary                               None

Patricia A. Lavoie(1)                 Assistant Secretary                               None

Richard G. Costello(3)                Assistant Secretary                               None

Dawn M. Cormier(1)                    Assistant Secretary                               None

(1)   The principal business address is 200 Hopmeadow Street, Simsbury, CT
      06089.

(2)   The principal business address is 55 Farmington Avenue, Hartford, CT
      06105.

(3)   The principal business address is 690 Asylum Avenue, Hartford, CT 06115.

(4)   The principal business address is 500 Bielenberg Drive, Woodbury, MN
      55125.

Item 28. Location of Accounts and Records

      Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford

Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1993 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 30th day of December, 2004.

                                                 THE HARTFORD MUTUAL FUNDS, INC.

                                                 By:             *
                                                    ----------------------------
                                                      David M. Znamierowski
                                                      Its: President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                               DATE
---------                                   -----                               ----
                   *                        President                           December 30, 2004
------------------------------------        (Chief Executive Officer)
David M. Znamierowski                       & Director

                   *                        Controller & Treasurer              December 30, 2004
------------------------------------        (Chief Accounting Officer &
Tamara L. Fagely                            Chief Financial Officer)

                   *                        Director                            December 30, 2004
------------------------------------
Lynn S. Birdsong

                   *                        Chairman of the Board               December 30, 2004
------------------------------------        and Director
Robert M. Gavin, Jr.

                   *                        Director                            December 30, 2004
------------------------------------
Duane E. Hill

                   *                        Director                            December 30, 2004
------------------------------------
Thomas M. Marra

                   *                        Director                            December 30, 2004
------------------------------------
Phillip O. Peterson

                   *                        Director                            December 30, 2004
-------------------------------------
Millard H. Pryor, Jr.

                   *                        Director                            December 30, 2004
------------------------------------
Lowndes A. Smith

 /s/ Kevin J. Carr                                                              December 30, 2004
------------------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.

d.(xxiii)   Form of Investment Sub-Advisory Agreement with Chartwell Investment
            Partners, L.P.

d.(xxiv) Form of Investment Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P.

d.(xxv) Form of Investment Sub-Advisory Agreement with Northern Capital Management, LLC

i.          Opinion and Consent of Counsel

j.          Consent of Independent Auditors